File Nos. and  33-3149 and 811-4581
                                                            -------     --------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X




                         Pre-Effective Amendment No. __
                         Post-Effective Amendment No. 23



                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X


                                Amendment No. 25
                        (Check appropriate box or boxes)



                            CORNERCAP GROUP OF FUNDS

   The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia 30309
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (404) 870-0700
                                    --------

                   Thomas E. Quinn, The Peachtree, Suite 1700,
                1355 Peachtree Street NE, Atlanta, Georgia 30309
                     (Name and Address of Agent for Service)

                                  With copy to:
                Reinaldo Pascual, Esq., Kilpatrick Stockton LLP,
                       1100 Peachtree Street, Suite 2800
                             Atlanta, Georgia 30309


                           Release Date: July 30, 2001


             It is proposed that this filing will become effective:


        immediately  upon filing pursuant to paragraph          on  (date) pursuant to paragraph (b) of
------- (b)                                             ------- Rule 485

  X     60 days after filing pursuant to paragraph (a)          on (date)  pursuant to paragraph (a) of Rule
-------                                                 ------- 485
        75 days after filing pursuant to paragraph              on (date) pursuant to paragraph (a)(2) of
------- (a)(2)                                          ------- Rule 485



  TITLE OF SECURITIES BEING REGISTERED: Common Stock, par value $.01 per share

                  The Registrant hereby registers an indefinite number of securities under Rule 24f-2 of the
                         Investment Company Act of 1940.

                            CORNERCAP GROUP OF FUNDS

        CORNERCAP                                            CORNERCAP
      BALANCED FUND                                     SMALL-CAP VALUE FUND
                                    CORNERCAP
                              EMERGING GROWTH FUND

                                   PROSPECTUS


                                 July 30, 2001



                                TABLE OF CONTENTS

         Prospectus Summary.............................................................  1
         Historical Performance of the Funds............................................  4
         Summary of Fund Expenses.......................................................  6
         Financial Highlights...........................................................  7
         The Fund in Detail:  Objectives, Strategy and Additional Risks................. 10
         Management..................................................................... 13
         Valuation of Shares............................................................ 14
         Purchasing Shares.............................................................. 14
         Exchange Privilege............................................................. 15
         Redeeming Shares............................................................... 15
         Additional Information About Purchases, Sales and Exchanges.................... 16
         Dividend and Tax Information................................................... 16
         Additional Information......................................................... 18


   The  CornerCap  Group  of  Funds  currently   offers  three  separate  series
   representing separate portfolios of investments: the CornerCap Balanced Fund, the CornerCap Small-Cap Value Fund, and the CornerCap Emerging Growth Fund.

--------------------------------------------------------------------------------
| These securities have not been approved or disapproved by the Securities | | and Exchange Commission or any state securities commission, nor has the |
| Securities and Exchange Commission or any state securities commission | | passed on the accuracy or adequacy of this prospectus. Any representation |
|  to the contrary is a criminal offense.                                      |
-------------------------------------------------------------------------------


PROSPECTUS                                     INVESTMENT OBJECTIVES AND STRATEGY
SUMMARY

  WHAT  DO  LARGE-,   MID-,  SMALL,  and     OBJECTIVES   AND  PRINCIPAL   STRATEGY  OF  THE  BALANCED  FUND:  The
  MICRO-CAP MEAN?                            Balanced Fund's  investment  objective is to obtain long-term capital
  The   capitalization   ("cap")   of  a     appreciation  and current income.  To meet its investment  objective,
  company  refers  to the  value  of its     the  Balanced  Fund  typically  invests  between  50%  and 70% of its
  outstanding   securities.    You   can     assets  in  equity  securities,  such  as  common  stocks,  preferred
  calculate a  company's  capitalization     stocks, and convertible  securities.  Although the Fund may invest in
  by  multiplying   the  number  of  its     companies  of any size,  the Fund  invests  primarily in the domestic
  outstanding   shares  by  the  current     common  stock of  large-cap  and mid-cap  companies  which the Fund's
  market  price  of  those  shares.  The     Advisor believes to have above-average growth potential.
  largest  publicly traded stocks have a
  market  capitalization  of  over  $250     The Fund's Advisor  selects these  securities from among 1,500 issues
  billion  while the  smallest  publicly     ranked according to several  fundamental  factors using the Advisor's
  traded   stocks   may  have  a  market     proprietary  models.  Three  of the  most  important  factors  in the
  capitalization  of under $50  million.     Advisor's model are the following:
  The Funds  define  large-,  mid-,  and
  small-cap as follows:                      o     relative price/earnings ratio
  Large-cap:  A  large-cap  stock  has a     o     earnings growth rates
  market  capitalization  of at least $5     o     cash flow measurements
  billion.
  Mid-cap:   A   mid-cap   stock  has  a     Although the exact percentage  varies in accordance with economic and
  market  capitalization  of at least $2     market  conditions,  the Fund  balances  its  equity  investments  by
  billion.                                   typically  investing between 20% and 40% in fixed income  securities,
  Small-cap:  A  small-cap  stock  has a     such  as  obligations  of the  United  States  government,  corporate
  market    capitalization    under   $2     securities  including  bonds  and  notes,  and  sovereign  government
  billion.                                   municipal,  mortgage-backed  and other asset-backed  securities.  The
  Micro-cap:   A   micro-cap   stock  is     Fund may  invest  in fixed  income  securities  of any  maturity.  In
  among the  smallest of traded  stocks,     addition, the Balanced Fund may hold cash and cash equivalents.
  typically with market  capitalizations
  of under $300 million.                     OBJECTIVES  AND PRINCIPAL  STRATEGY OF THE SMALL-CAP  VALUE FUND: The
                                             Small-Cap Value Fund's  investment  objective is to obtain  long-term capital  appreciation.  A secondary  objective is to generate  income
                                             from   dividends  or interest  on securities.  To meet its investment objectives,  the  Small-Cap Value Fund normally invests more than 90%
                                             of its assets in equity securities of domestic  and foreign  issuers, such as  common stocks, preferred stocks, and convertible securities.
                                             Although  the Fund may  invest in companies  of any  size,  the  Fund
                                             invests  primarily  in the domestic common stock  of  small-cap   and
                                             mid-cap  companies which the Fund's Advisor    believes    to    have
                                             above-average growth  potential.  The Fund's  Advisor  selects  these
                                             securities  from among 1,500 issues ranked  according    to   several
                                             fundamental   factors  using  the Advisor's proprietary models. Three
                                             of the most  important factors  in the  Advisor's   model   are   the
                                             following:

                                             o     relative price/earnings ratio
                                             o     earnings growth rates
                                             o     cash flow measurements

                                             Assets of the Small-Cap Value Fund not invested in equity  securities may be invested in short-term  U.S. Government  obligations  or  cash equivalent instruments.

OBJECTIVES AND PRINCIPAL STRATEGY OF THE EMERGING GROWTH FUND: The Emerging Growth Fund's investment objective is to obtain long-term capital appreciation. To meet its investment objectives, the Emerging Growth Fund will normally invest more than 90% of its assets in equity securities such as common stocks, preferred stocks, and convertible securities. Although the Fund may invest in companies of any size, it will invest primarily in the domestic common stock of micro-cap companies which the Fund's Advisor believes to have above-average growth potential. The micro-cap securities may or may not be listed on the major exchanges. The Fund's Advisor will select securities based on research which emphasizes revenue growth and momentum. Other factors that will be considered include the following:

         o    changes in quarter to quarter earnings and cash flow,
         o    movements in stock price,
         o    a stock's liquidity,
         o    management ownership of a stock, and
         o    how a company's growth is financed.

Assets of the Emerging Growth Fund not invested in equity securities are typically invested in short-term U.S. Government obligations or cash equivalent instruments.


  SUMMARY:  PRINCIPAL RISKS OF          PRINCIPAL RISKS OF INVESTING IN ALL THE FUNDS
  THE FUNDS
                                        EQUITY  SECURITY  INTEREST  RATE RISK:  An increase in interest  rates may
  Like   any   investment,    an        lower the present value of a company's  future  earnings  stream.  Because
  investment   in   any  of  the        the market price of a stock  continuously  changes  based upon  investors'
  Funds    may    lose    money.        collective  perceptions  of future  earnings,  stock prices will generally
  Individual    companies    and        decline when investors anticipate or experience rising interest rates.
  sectors    of   the    economy
  present   their   own  set  of        MARKET  RISK:   Stock  prices  fluctuate  in  response  to  many  factors,
  unique  risks  which may cause        including the  activities of individual  companies and general  market and
  the Funds to underperform  the        economic   conditions.   Regardless  of  any  one   company's   particular
  overall    stock    or    bond        prospects,  a declining stock market may produce a decline in stock prices
  markets.    Because   of   the        for all  companies.  Stock market  declines may continue for an indefinite
  risks      associated     with        period of time,  and investors  should  understand  that from time to time
  investments   in   securities,        during  temporary  or extended  bear  markets,  the value of the Funds may
  the Funds are  intended  to be        decline.
  long-term  investment vehicles
  and   are  not   designed   to        BUSINESS AND ECONOMIC  RISK:  Often,  a  particular  industry,  or certain
  provide   investors   with   a        companies  within that  industry,  may be affected by  circumstances  that
  means   of    speculating   on        have little to no impact on other  industries,  or other companies  within
  short-term     stock    market        that  industry.  For example,  many  industries and companies rely heavily
  movements.                            on one  type  of  technology.  If this  technology  becomes  outdated,  or ceases to be  cost-effective,  industries  and companies  that rely on the
  Accordingly,     you    should        technology may become  unprofitable  while companies  outside the industry
  understand    the    principal        may not be affected at all.
  risks  of   investing  in  the
  Funds,   each  of   which   is
  described  in  detail  in  the
  facing column.

POLITICAL RISK: The regulation or deregulation of particular industries may materially impact the value of companies within the affected industry. For example, during the past few years, electric and gas utility sectors of the economy have been moving towards deregulation and open price competition. In this new environment, some companies will make a successful transition into, and prosper under, deregulation, and other companies will mismanage the process and do poorly.


ADDITIONAL PRINCIPAL RISK OF AN INVESTMENT IN THE SMALL-CAP VALUE AND EMERGING GROWTH FUNDS


SMALL COMPANY RISK: Stocks of smaller companies may have more risks than larger companies. In general, they have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. Further, there is typically a smaller market for the securities of a small-cap company than for the securities of a large company. Due to these and other factors, small companies may be more susceptible to market downturns, and their stock prices may be more volatile.

ADDITIONAL PRINCIPAL RISK OF AN INVESTMENT IN THE EMERGING GROWTH FUND

The small company risks are especially prominent in the Emerging Growth Fund which invests almost exclusively in the smallest of traded stocks. Investments in micro-cap stocks tend to be volatile and highly speculative. Investors should be able to bear the economic risks of the investment, including incurring substantial losses.

In addition to investments in micro-cap stocks, the Emerging Growth Fund may occasionally make private investments, where a portion of the Fund's assets are invested in a private placement for the purpose of acquiring all or a significant portion of a company's stock. The Advisor will carefully monitor these investments, but they are very high-risk, and may result in a substantial or complete loss of the amounts invested.


ADDITIONAL RISKS OF AN INVESTMENT IN THE BALANCED FUND

BOND INTEREST RATE RISK: Bond prices will rise when interest rates fall, and will decline when interest rates rise. These fluctuations in bond prices will be more marked with respect to long-term bonds than with respect to short-term bonds. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity.

CREDIT RISK: Bond issuers who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their bonds when due. Additionally, bond issuers may be unable to repay the principal upon maturity of their bonds. These sorts of "credit risks," reflected in the credit ratings assigned to bond issues by companies like Moody's or Standard & Poor's, may cause the price of an issuer's bond to decline, and may affect liquidity for the security. Normally, bonds with lower credit ratings will have higher yields than bonds with the highest credit ratings, reflecting the relatively greater risk of bonds with lower credit ratings.

HISTORICAL PERFORMANCE OF THE FUNDS

The bar charts and tables shown below provide an indication of the risks of investing in the Funds by showing changes in the Funds' performance from year to year and by showing how the Funds' average annual returns for 1, 5, and 10 years compare to those of a broad-based securities market index.


- ----------------------------------------------------------------------------------------------------------------------------
|            BALANCED FUND         |            SMALL-CAP VALUE FUND             |      EMERGING GROWTH FUND*                 |
- ----------------------------------------------------------------------------------------------------------------------------

 Year-by-year total return as of            Year-by-year total return as of          Year-by-year total return as of
       12/31 each year (%)(1)                     12/31 each year (%)(2)                   12/31 each year (% *(3)
40                                     40                                       40
 |                                      |  34.6                  32.6           |                          32.7
30                                     30    |               28.9  |           30                             |
 |                                      |    |                 |   |       11.8 |                               |
20                                     20    |            9.7  |   |         | 20                              |
 |                   11.3               |    |        8.1  |   |   |         |  |                 11.8         |
10                     |        2.5    10    |    5.4  |   |   |   |         | 10                   |          |
 |                     |   0.7   |      |    |     |   |   |   |   |    2.7  |  |                   |          |
_0_____________________|____|____|__    0____|_____|___|___|___|___|__ __|___| 0____________________|__________|_______
 |                                      |       |                     |                                               |
 |                                      |     -3.9                    |                                 |             |
-10                                   -10                             |                                -8.4           |
 |                                      |                           -10.6                                             |
 |                                      |                                                                           -23.3

                    1998  1999 2000          1  1  1   1   1   1   1  1  1  2                       1   1      1      2
                                             9  9  9   9   9   9   9  9  9  0                       9   9      9      0
                                             9  9  9   9   9   9   9  9  9  0                       9   9      9      0
                                             1  2  3   4   5   6   7  8  9  0                       7   8      9      0
________________________________________  ________________________________________  ____________________________________________

(1) Year-to-date total return as of the    (2) Year-to-date return as of the        (3) year-to-date return as of the most
most recent fiscal quarter                 most recent fiscal quarter               recent fiscal quarter (ended 12/31/00)
(ended 12/31/00) is 2.5%                   (ended 12/31/00) is 11.8%                is -23.3%

BEST QUARTER:    4th Qtr. 1998   9.2%     BEST QUARTER:     1st Qtr. 1989   17.2%     BEST QUARTER:   4th Qtr. 1999   20.2%
WORST QUARTER:   1st Qtr. 2000  -6.5%     WORST QUARTER:    3rd Qtr. 1998  -17.8%     WORST QUARTER:  3rd Qtr. 1998  -24.5%
         AVERAGE ANNUAL TOTAL                      AVERAGE ANNUAL TOTAL                       AVERAGE ANNUAL TOTAL
             RETURN AS OF                              RETURN AS OF                               RETURN AS OF
              12/31/00                                   12/31/00                                   12/31/00 *
---------------------------------------   ----------------------------------------  --------------------------------------------

                                SINCE                                                                             SINCE
                     1 YEAR   INCEPTION                1 YEAR    5 YEAR   10 YEAR                  1 YEAR     INCEPTION
                     ------   ---------                ------    ------   -------                  ------     ---------
BALANCED FUND         2.5%       6.5      SMALL-CAP     11.8%    11.5%     11.0%      EMERGING     -23.3%         2.0%
                                          VALUE FUND                                  GROWTH
                                                                                      FUND


RUSSELL 1000         -8.8%      14.3%     RUSSELL       22.9%    12.6%     17.6%      RUSSELL       22.9%        12.8%
VALUE INDEX a                             2000                                        2000 GROWTH
COMBINED                                  VALUE                                       INDEX c
INDEX PORTFOLIO      -1.2%      11.8%     INDEX c
(60% STOCKS AND
40% BONDS) b


--------------------------------------------------------------------------------
a The Russell 1,000 Value Index measures the performance of those companies out of the 1,000 largest U.S. companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.
b The Balanced Fund has elected to balance the comparative index -- 60% the Russell 1,000 Value Index and 40% the Lehman Brothers Government/Corporate Bond Index. The Russell 1,000 Value Index measures the performance of the 1,000 largest U.S. companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values. The Lehman Brothers Government/Corporate Bond Index measures the general performance of fixed-income securities by tracking publicly issued U.S. Treasury and debt obligations (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities, and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies.
c The Russell 2000 Growth Index measures the 2,000 smallest of the 3,000 largest U.S. companies (based on total market capitalization) that have higher price-to-book ratios and higher forecasted growth values.

* The performance figures include figures for the Cornerstone Microcap Fund, L.P., a private, unregistered fund which transferred all its assets to the Emerging Growth Fund on July 27, 2000. The Cornerstone Microcap Fund was managed by the same Advisor as the Emerging Growth Fund. It pursued the same objectives and employed the same strategies as the Emerging Growth Fund.


SUMMARY OF                      The purpose of the tables below  is to  assist you  in understanding  the
FUND                            various  costs and  expenses  that you will bear  directly  or indirectly
EXPENSES                        as a shareholder of each Fund.


                                SHAREHOLDER FEES


SHAREHOLDER FEES are fees       The Funds do not charge any sales charges or sales loads.
paid directly from your
investment                      If you buy or sell shares indirectly through a broker instead of directly from the Funds,  you may be charged a fee by the broker.

                                Emerging Growth Fund's Redemption Fee                          2.00%


                                ANNUAL OPERATING EXPENSES

                                                                                             EMERGING
                                                     BALANCED            SMALL-CAP            GROWTH
                                                       FUND              VALUE FUND             FUND


ANNUAL OPERATING  EXPENSES   Management Fee         1.00%                1.00%               1.40%
are   expenses   that  are
deducted from Fund assets    Other Expenses         0.30%                0.50%               0.50%*

                                Total Expenses      1.30%                1.50%               1.90%

                                Note:  The annual  operating  expenses  listed  above are  expressed as a percentage of average daily net assets

                                The Emerging  Growth Fund charges a 2.00% redemption fee.  The redemption
                                fee  applies  to  all   redemptions   (sales  or  exchanges) made  within
                                one year of purchase;  it is  deducted  from  redemption   proceeds,  and
                                retained  by the  Fund, not  the  Advisor.  The redemption  fee will also apply  to shares  held  for  more than one  year, but not if you give the
                                Advisor at least 30 days  notice of your intent to  redeem.  The fee will not  apply if you hold your  shares for more than one year  and  give the
                                Fund 30 days notice of your intent to redeem.






                                EXAMPLE OF FUND EXPENSES

WHAT  THIS  EXAMPLE   WILL      The example  below  assumes that you  invest  $10,000  in  either of  the
SHOW  YOU:  The example to      Funds  for  the  time  periods  indicated, and  then  redeem  all of your
the  right is  intended to      shares at the end of those  periods.  The example  also assumes that your
help you compare the costs      investment  has a 5%  return  each  year,  and that the  Funds' operating
of investing  in the Funds      expenses  remain  the same.  Although  your actual costs may be higher or
to  the  costs  of   other      lower,  based on these assumptions your costs would be:
mutual funds.
                                                                   1 Year   3 Years   5 Years    10 Years
                                ---------------------------------------------------------------------------


NOTE:  The  rate of return      BALANCED FUND                        $132     $412     $   713     $1,568
used  in  the  example  is      SMALL-CAP VALUE FUND                 $153     $474     $   818     $1,791
hypothetical  and   should      EMERGING GROWTH FUND                 $393     $597          --         --
not   be   considered    a
representation  of  either
Fund's   past  or   future      THE  ACTUAL  EXPENSES  ASSOCIATED  WITH THE FUNDS MAY BE GREATER OR LESS
performance.                    THAN THOSE SHOWN.



FINANCIAL
HIGHLIGHTS


The financial highlights tables below are intended to help you understand the Funds' financial performance for the time periods indicated. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment** in the Fund (assuming reinvestment of all dividends and distributions). Except for unaudited information for the six months ended
September 30, 2000 from the funds' respective Semi-Annual Reports, the information in the financial highlights tables has been audited by the Funds' independent accountants, Tait, Weller and Baker, whose report, along with the Fund's financial statements, is included in the Funds' Annual Reports to Shareholders, incorporated by reference into this Prospectus, and available upon request.


SMALL-CAP VALUE FUND


The following are selected per share data and ratios for the Small-Cap Value Fund for the each of the previous five fiscal years ended March 31.



RESULTS FOR THE PERIODS INDICATED:
                                                                         YEARS ENDED MARCH 31:
                                               ------------------------------------------------------------
                                                2001           2000        1999        1998       1997
 --------------------------------------        --------       ----------- ----------- ---------- -----------

NET ASSET VALUE, BEGINNING OF PERIOD                           $9.56      $14.85    $11.68       $9.81
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss)                                  .06         .04       .21        0.02
   Net Gains (Losses) on Securities
     (both realized and unrealized)                              .46       (3.85)     5.05        1.93
                                                                 ---        ----      ----        ----
TOTAL FROM INVESTMENT OPERATIONS                                 .52       (3.81)     5.26        1.95
LESS DISTRIBUTIONS:
   Dividends from Net Investment Income                         (.06)          -      (.22)       (.01)
   Distributions from Capital Gains                            (1.15)      (1.48)     1.87         .07
                                             --------          ------      ------     ----         ---
   Total Distributions                                         (1.21)      (1.48)     2.09         .08
NET ASSET VALUE, END OF PERIOD                                 $8.87       $9.56    $14.85      $11.68
TOTAL RETURN                                                    5.30%     (25.98)%   47.69%      19.94%



RATIOS/SUPPLEMENTAL DATA:

                                                 2001          2000        1999        1998       1997
--------------------------------------        --------       ----------- ----------- ---------- ----------



Net Assets, End of Period (thousands)                        $11,492     $12,090  $17,942     $12,856
Ratio of Expenses to Average Net Assets                         1.50%       1.50%    1.56%       1.71%
Ratio of Net Income to Average Net Assets                        .53%        .23%     .17%       0.19%
Portfolio Turnover Rate                                        37.13%      39.16%   48.82%      37.13%


BALANCED FUND


The following are selected per share data and ratios for the Balanced Fund for the periods indicated since it began operations May 24, 1997, following a reorganization of The Atlanta Growth Fund, Inc., which resulted in the Balanced Fund assuming certain assets and liabilities of The Atlanta Growth Fund, Inc.



RESULTS FOR THE PERIODS INDICATED:

                                                                                       Years Ended March 31
                                                              ------------------------------------------------------------
                                                                                        MAY 31, 1997 TO   MAY 24, 1997 TO
                                               2001               2000        1999      MARCH 31, 1998*    MAY 31, 1997*
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $11.62      $12.21         $32.99            $33.20
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss)                                     .36         .21           0.24              0.01
    Net Gains (Losses) on Securities
    (both realized and unrealized)                                 (.66)       (.26)          2.20             (0.22)
                                               -----                ---         ---           ----              ----
TOTAL FROM INVESTMENT OPERATIONS                                   (.30)       (.05)          2.44             (0.21)
LESS DISTRIBUTIONS:
   Dividends from Net Investment Income                            (.37)       (.07)         (0.19)                -
   Distributions from Capital Gains                                (.24)       (.44)         23.03                 -
                                               -----               -----       -----         -----
   Total Distributions                                             (.61)       (.54)         23.22                 -
NET ASSET VALUE, END OF PERIOD                                   $10.71      $11.62         $12.21            $32.99
TOTAL RETURN                                                      (2.89)%      (.46)%        19.13%            (0.60%)

RATIOS/SUPPLEMENTAL DATA:

                                                                                        MAY 31, 1997 TO   MAY 24, 1997 TO
                                               2001               2000        1999      MARCH 31, 1998*    MAY 31, 1997*
-------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (thousands)                              $4,430      $4,498       $2,294            $2,093
Ratio of Expenses to Average Net Assets                             1.32%       1.30%        1.53%**           1.00%**
Ratio of Net Income to Average Net Assets                           3.16%       2.91%        2.80%**           4.50%**
Portfolio Turnover Rate                                            16.38%      38.47%       13.38%            98.90%




EMERGING GROWTH FUND


* The Balanced Fund initially had a fiscal year ending on May 31. The Balanced Fund's fiscal year was changed after the May 31, 1997 fiscal year to end March 31 to correspond to the fiscal year of the Small-Cap Value Fund.
**   Annualized



Per share amounts in the table above have been adjusted to reflect a one-for-four reverse stock split effective June 30, 1997. On June 14, 1997, a capital gain distribution of $22.91 per share ($5.73 per share on a pre-split basis) was paid to shareholders. The net asset value per share on June 30, 1997, after the payment of the capital gain distribution and the effect of the one-for-four reverse split, was $10.86 per share. Fee waivers reduced the expense ratio and increased the net investment income ratio by 1.25% in 1998.


EMERGING GROWTH FUND

The following are selected per share data and ratios for the Emerging Growth fund for the period July 27, 2000 to March 31, 2001:


RESULTS FOR THE PERIOD INDICATED:

                                                          July 27, 2000 to
                                                           March 31, 2001
                                                         ------------------

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss)
   Net Gains (Losses) on Securities
      (both realized and unrealized)

TOTAL FROM INVESTMENT OPERATIONS
LESS DISTRIBUTIONS:
   Dividends from Net Investment Income
   Distributions from Capital Gains
   Total Distributions
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN
RATIOS/SUPPLEMENTAL DATA:



                                                          July 27, 2000 to
                                                           March 31, 2001
                                                         ------------------


Net Assets, End of Period (thousands)
Ratio of Expenses to Average Net Assets
Ratio of Net Income to Average Net Assets
Portfolio Turnover Rate

THE FUND IN DETAIL
OBJECTIVES, STRATEGY AND ADDITIONAL RISKS

An investment in any one of the Funds cannot be considered a complete investment program. An investor's needs will depend largely on his or her financial resources and individual investment goals and objectives. Investors who engage in short-term trading and/or other speculative strategies and styles may not find the Funds to be an appropriate investment vehicle.

BALANCED FUND

INVESTMENT OBJECTIVE: The Balanced Fund's investment objective is to obtain long-term capital appreciation and current income.

INVESTMENT STRATEGY: To achieve its objective, the Balanced Fund normally will invest 50% to 70% of its total assets in equity securities of domestic and foreign issuers and between 20% and 40% of its total assets in fixed income securities, such as bonds or money market securities. The investment Advisor to the Balanced Fund, CornerCap Investment Counsel, Inc. (the "Advisor") has chosen to allocate the Balanced Fund's assets in this manner because it believes that the objective of long-term capital appreciation and current income will be maximized by placing primary emphasis on equity securities. Equity securities have historically provided long-term investors with higher total returns than most fixed income securities. However, in the short-term (i.e., less than 5 years), fixed income securities or money market instruments may provide higher returns than equity securities.

The equity securities in which the Balanced Fund may invest typically will consist of common stocks, preferred stocks, or convertible securities. The Fund invests primarily in domestic common stock of large-cap and mid-cap companies that the Advisor believes have above-average growth potential. Generally these equity securities will be publicly traded on a national securities exchange or over-the-counter. The Balanced Fund may also invest in fixed income securities such as obligations of the United States government, corporate securities including bonds and notes, and sovereign government municipal, mortgage-backed and other asset-backed securities. These fixed income securities may have varying dates of maturity and the average date of maturity may vary depending on market and economic conditions.

The Advisor will seek out issuers of equity securities who demonstrate the prospect for above average growth of earnings and dividends. Above average growth refers to the actual or potential ability of an issuer to increase its earnings and dividends at a rate greater than the average growth rate of the broad market averages. The Fund's Advisor selects securities from among 1,500 issues ranked according to several fundamental factors using the Advisor's proprietary models. Among other fundamental factors, the Balanced Fund and the Advisor will emphasize the following three key criteria when choosing equity securities with the potential for long-term capital appreciation:

     1.  relative price/earnings ratio;

     2.  earnings growth rates; and

     3.  cash flows in excess of expenditures.

The Advisor will also consider other factors such as diversification and risk, and purchases will be made only if they can be made at prices which, in the judgment of the Advisor, create the possibility of additional growth in capital.


The  Fund  will  sell  securities  when  the  Advisor   determines  that  it  is
advantageous to do so, such as when securities with relatively greater value are available for purchase by the Fund, or to raise cash.

The Balanced Fund will only invest in those corporate obligations, including convertible securities, that in the opinion of the Advisor exhibit the investment characteristics described by Moody's in rating corporate obligations within its four highest ratings of Aaa, Aa, A and Baa, and by S&P in rating corporate obligations within its four highest ratings of AAA, AA, A and BBB. The Balanced Fund does not require that its investments in corporate obligations actually be rated by Moody's or S&P. Should the rating or quality of a corporate obligation decline after purchase by the Balanced Fund, the Advisor will reconsider the advisability of continuing to hold such obligations. There can be no assurance that the Balanced Fund will achieve its objective.

SMALL-CAP VALUE FUND

INVESTMENT OBJECTIVE: The Small-Cap Value Fund's primary investment objective is to obtain long-term capital appreciation. Income from dividends or interest on portfolio securities is a secondary objective.

INVESTMENT STRATEGY: To achieve its objectives, the Small-Cap Value Fund will invest at least 65% of its assets in equity securities having the characteristics described below, and it is expected that under normal circumstances the Small-Cap Value Fund will be over 90% invested in equity securities. The Fund invests primarily in domestic stocks of small-cap and mid-cap companies that the Advisor believes have above-average growth potential. The remainder of the portfolio may be invested in short-term United States government obligations or cash equivalent instruments.

The equity securities in which the Small-Cap Value Fund may invest typically will consist of common stocks, preferred stocks, or convertible securities. Generally these equity securities will be publicly traded on a national securities exchange or over-the-counter.

The investment Advisor to the Small-Cap Value Fund, CornerCap Investment Counsel, Inc. (the "Advisor") will seek out issuers of small-cap and mid-cap equity securities who demonstrate the prospect for above average growth of earnings and dividends. Above average growth refers to the actual or potential ability of an issuer to increase its earnings and dividends at a rate greater than the average growth rate of the broad market averages. Among other fundamental factors, the Small-Cap Value Fund and the Advisor will emphasize the following three key criteria when choosing equity securities with the potential for long-term capital appreciation:

     1.  relative price/earnings ratio;

     2.  earnings growth rates; and

     3.  cash flows in excess of expenditures.

The Advisor will also consider other factors such as diversification and risk, and purchases will be made only if they can be made at prices which, in the judgment of the Advisor, create the possibility of additional growth in capital. There can be no assurance that the Small-Cap Fund will achieve its objective.


The  Fund  will  sell  securities  when  the  Advisor   determines  that  it  is
advantageous to do so, such as when securities with relatively greater value are available for purchase by the Fund, or to raise cash.


EMERGING GROWTH FUND

INVESTMENT OBJECTIVE: The Emerging Growth Fund's investment objective is to obtain long-term capital appreciation.

INVESTMENT STRATEGY: The Emerging Growth Fund will normally invest more than 90% of its assets in equity securities such as common stocks, preferred stocks, and convertible securities. Although the Fund may invest in companies of any size, it will invest primarily in the domestic common stock of micro-cap companies which the

Fund's Advisor believes to have above-average growth potential. The micro-cap securities may or may not be listed on the major exchanges.

The Fund's Advisor will select securities based on research which will emphasize revenue growth and momentum. Other factors that will be considered include the following:

     o   changes in quarter to quarter earnings and cash flow,
     o   movements in stock price,
     o   a stock's liquidity,
     o   management ownership of a stock, and
     o   how a company's growth if funded.

Trading costs are expected to be a significant factor in maximizing the Fund's return. Not because of commissions, which are set very efficiently, but because it may difficult to buy and sell micro-cap stocks without causing the trades to move the stocks' price. In addition, since these securities are less liquid than the securities of larger companies, it may be difficult to buy and sell the securities at a favorable price. The Advisor will attempt to monitor and control trading costs.

Assets of the Emerging Growth Fund not invested in equity securities are typically invested in short-term U.S. Government obligations or cash equivalent instruments.


The  Fund  will  sell  securities  when  the  Advisor   determines  that  it  is
advantageous to do so, such as when securities with relatively greater value are available for purchase by the Fund, or to raise cash.


TEMPORARY DEFENSIVE POSITIONS

Each Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

PORTFOLIO TURNOVER

Portfolio turnover measures the rate at which the securities in a fund's portfolio change during any given year. Portfolio turnover involves expense to a fund in the form of brokerage commissions and other transaction costs, which may adversely impact the fund's performance. Additionally, an increase in portfolio turnover may result in an increase or decrease in taxable gain or loss attributable to shareholders of a fund. The Advisor intends to trade securities in each Fund for long-term profits, and expects that under normal conditions, portfolio turnover should be less than 50%. However, the rate of portfolio turnover may be higher for a Fund if implementation of the Fund's investment strategy or a temporary defensive position results in frequent trading.

ADDITIONAL RISKS

In addition to the principal risks of investing in the Funds, as described under "Prospectus Summary--Principal Risks of Investing in the Funds" on page 2, the following are additional risks of investing in the Funds.

FOREIGN SECURITIES: The Balanced Fund may, using the criteria set forth above, invest up to 25% of its assets in foreign equity or corporate debt securities. Additionally, the Small-Cap Value Fund and the Emerging Growth Fund may, using the criteria set forth above, invest up to 20% of their assets in securities of foreign issuers. The Advisor anticipates that such investments by the Funds will be made in U.S. dollar denominated securities in the form of (I) American Depository Receipts (ADRs) issued against the securities of foreign issuers, or
(II) other securities of foreign issuers that are traded on U.S. national securities exchanges or in the U.S. over-the-counter market.

There are risks associated with investments in securities of foreign issuers. Such risks include changes in currency rates, greater difficulty in commencing lawsuits, differences between U.S. and foreign economies, and U.S. Government policy with respect to certain investments abroad. Foreign companies frequently are not subject to the accounting and financial reporting standards applicable to U.S. companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable U.S. issuers. There is often less government regulation of foreign issuers than of those in the United States. There is also the possibility of expropriation confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.




MANAGEMENT

INVESTMENT  ADVISOR:   CornerCap  Investment  Counsel,   Inc.,  located  at  The
Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia, 30309, provides investment management services to the Funds as their investment Advisor (the "Advisor"). In addition to Advisory services, the Advisor also provides administrative and day-to-day operational services to the Funds, including the provision of or arranging the provision of accounting, administrative, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub-accounting and recordkeeping services. The Advisor has managed the Balanced Fund since its inception, the Small-Cap Value Fund since September, 1992, and the Emerging Growth Fund since its inception.

For its services to the Funds, the Funds pay the Advisor the fees described below. All fees are expressed as an annualized percentage of average net assets of each Fund.


                  BALANCED    SMALL-CAP    EMERGING
                    FUND      VALUE FUND   GROWTH
                                              FUND
----------------- ---------- ------------- -----------

Advisory Fee        1.00%       1.00%        1.40%

Admin.              0.30%       0.50%        0.50%
Fee               ---------- ------------- -----------

TOTAL FEES          1.30%       1.50%        1.90%


The Advisor is controlled by Thomas E. Quinn, who owns a controlling interest. Mr. Quinn also serves as a member of the Board of Trustees that oversees the management and administration of the Funds.


Mr. Quinn has worked in investment management and financial analysis for 25 years. He is a Chartered Financial Analyst and a Certified Public Accountant. His graduate degrees include an MBA from the University of North Carolina at Greensboro and an MS in Operations Research from Ohio University.

Gene A. Hoots serves a Chairman Emeritus of the Advisor and a Vice President of the Fund. Mr. Hoots has worked in investment management and financial analysis for over 27 years. Previously, Mr. Hoots was Vice President of Reich & Tang and President of RJR Investment Management, Inc. He has an MBA from the University of North Carolina at Chapel Hill and a BS in Engineering from N.C. State University.

PORTFOLIO MANAGEMENT:

CORNERCAP SMALL-CAP VALUE FUND. The Fund is jointly managed by Mr. Quinn and Mr.
Richard  Bean.  Their  primary   responsibilities   are  portfolio   management,
investment strategy and research.

Mr. Quinn has managed the Fund since inception. Previously, Mr. Quinn was Chief Investment Officer for RJR Investment Management, Inc., where he managed over $600 million, primarily equity assets.

Mr. Richard Bean, Vice President of the Fund and a portfolio manager/investment analyst with the

Fund's investment Advisor, assumed the role of co-manager of the CornerCap Small Cap Value Fund on April 1, 2000. Mr. Bean has been with the Fund and the Advisor since 1996, and his duties have included portfolio management and investment research focused on small capitalization companies (generally, companies with market capitalizations under $1 billion). Mr. Bean is CFA Charterholder and a Certified Public Accountant.

CORNERCAP BALANCED FUND. Mr. Quinn and D. Ray Peebles are the portfolio managers for the Balanced Fund. Mr. Peebles has worked with CornerCap Investment Counsel for nine years. Mr. Peebles is a Level III candidate in the Chartered Financial Analyst program. He has an MBA from Wake Forest University and a BA in accounting from North Carolina State University.

CORNERCAP EMERGING GROWTH FUND. Mr. Quinn and Bradford S. J. Young are the portfolio managers for the Emerging Growth Fund. Mr. Young has worked for CornerCap Investment Counsel for eight years and has managed the Fund since its inception, as well as managing the Fund's predecessor the Cornerstone MicroCap Fund, L.P. since its inception in September, 1996. Mr. Young is a CFA charterholder and an officer of the Atlanta Society of Financial Analysts. He received his BA in history from the University of Virginia.


VALUATION OF SHARES

NET ASSET VALUE


The Funds' share prices are determined based upon net asset value ("NAV"). The Funds calculate NAV some time after 4:15 p.m., New York time, each day that the New York Stock Exchange is open for trading. The NAV per share of each Fund is determined by dividing the total value of the applicable Fund's investments and other assets less any liabilities by its number of outstanding shares.


Equity securities listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price. Valuations of variable and fixed income securities are supplied by independent pricing services approved by The CornerCap Group of Funds' Board of Trustees. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of The CornerCap Group of Funds' Board of Trustees. Securities with maturities of sixty (60) days or less are valued at amortized cost.

PURCHASING SHARES


You may purchase shares of any Fund at its NAV next determined after receipt of your properly completed purchase request. Each Fund's minimum initial investment is $2,000 and minimum subsequent investment is $250. All investments must be made in U.S. dollars, and you should note that the Funds reserve the right to reject any purchase request for any reason.


INVESTING DIRECTLY BY MAIL:

NEW ACCOUNTS. You may purchase shares of a Fund by mailing a completed account application with a check payable to the appropriate fund (the CornerCap Small-Cap Value Fund, the CornerCap Balanced Fund or the CornerCap Emerging Growth Fund) to the Funds' Transfer Agent at the following address: Fortune Fund Administration, Inc., The Peachtree, Suite 1735, 1355 Peachtree Street, Atlanta, GA, 30309.

ADDING TO YOUR ACCOUNT. You may add to your account with any Fund by sending a check for your additional investment payable to the appropriate fund (the CornerCap Small-Cap Value Fund, the CornerCap Balanced Fund or the CornerCap Emerging Growth Fund) together with a subsequent investment stub from a previous investment confirmation for your account to the Funds' Transfer Agent at the address above. If you do not have a subsequent investment stub from a previous investment confirmation for your account, please include a brief letter with your check that gives the name on your account and your account number. Please write your account number on your check.

INVESTING DIRECTLY BY WIRE:

NEW ACCOUNTS. You may purchase shares of a Fund by wire by mailing a completed account application for the appropriate Fund (the CornerCap Small-Cap Value Fund, the CornerCap Balanced Fund or the CornerCap Emerging Growth Fund) to the Funds' Transfer Agent at the following address: Fortune Fund Administration, Inc., The Peachtree, Suite 1735, 1355 Peachtree Street, Atlanta, GA, 30309, and requesting that your bank transmit your investment by wire directly to the Transfer Agent. Please call the Transfer Agent at 1-888-813-8637 to obtain complete wiring instructions. Please note that your bank may charge you a fee for wiring funds.

ADDING TO YOUR ACCOUNT. You may add to your account with any Fund by using the wiring procedures described above. Be sure to include the name on your account and your account number in the wire instructions you provide your bank.

EXCHANGE PRIVILEGE

You may exchange your shares in any CornerCap fund for those in another CornerCap fund on the basis of their respective NAV's at the time of the exchange. Before making any exchange, be sure to review this Prospectus closely and consider the Funds' differences. Please note that since an exchange is the redemption of shares from one fund followed by the purchase of shares in another, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless your account is tax deferred). You may make up to four exchanges during a calendar year between identically registered accounts.

The Funds reserve the right to reject any exchange request, or to modify or terminate exchange privileges at any time. Notice of all such modifications or termination will be given at least 60 days prior to the effective date of the change in privilege, except for unusual instances (such as when redemptions of the exchange are suspended under Section 22(e) of the Investment Company Act of 1940, or when sales of the fund into which you are exchanging are temporarily stopped).

REDEEMING SHARES

You may redeem full and fractional shares of a Fund for cash at the next determined NAV after receipt of a properly completed redemption request. The Emerging Growth Fund imposes a 2% redemption fee on all share redemptions made within one year of purchase. The fee goes to the Fund, not the Advisor. After you have held your shares for one year, the redemption fee will not apply if you give the Fund 30 days notice of your intent to redeem.

To redeem shares, you should give instructions that specify the appropriate fund and number of shares to be redeemed to CornerCap Group of Funds, c/o Fortune Fund Administration, Inc., The Peachtree, Suite 1735, 1355 Peachtree Street, Atlanta, GA, 30309, (888) 813-8637. Your instructions must be signed by all registered owners exactly as the account is registered. If your redemption request is under $25,000 you may call the Transfer Agent for instructions to redeem your shares via facsimile. Redemptions of $25,000 or more require a signature guarantee. A signature guarantee is also required for any redemption that is to be mailed to an address other than the address of record.


In addition to written instructions, if any shares being redeemed or repurchased are represented by stock certificates, the certificates must be surrendered. The certificates must either be endorsed or accompanied by a stock power signed by the registered owners, exactly as the certificates are registered. Additional documents may be required from corporations or other organizations, fiduciaries or anyone other than the shareholder of record.


Payment for shares tendered generally will be made within three days after receipt by the transfer agent of instructions, certificates, if any, and other documents, all in proper form. However, payment may be delayed under unusual circumstances or for any shares purchased by check for a reasonable time (not to exceed 15 days from purchase) necessary to determine that the purchase check will be honored.


The Funds reserve the right to process any redemption request that exceeds $250,000 or 1% of the respective Fund's assets (whichever is less) by paying the redemption proceeds in portfolio securities rather than cash (typically referred to as "redemption in kind").

ADDITIONAL INFORMATION ABOUT PURCHASES, SALES AND EXCHANGES

TELEPHONE PURCHASES AND REDEMPTIONS BY NASD MEMBER BROKERAGE FIRMS: Brokerage firms that are NASD members may purchase and redeem Fund shares by telephoning the Transfer Agent, and may purchase shares for investors who have investments in either Fund through the brokerage firm's account with the applicable Fund. These broker-dealers may charge you additional or different fees for purchasing or redeeming shares than those described here. You should ask your broker-dealer about his or her fees before investing. By electing telephone purchase and redemption privileges, NASD member firms, on behalf of themselves and their clients, agree that neither the Funds nor the Transfer Agent shall be liable for following telephone instructions reasonably believed to be genuine. The Funds and their agents will send written confirmations to brokers to ensure that telephone instructions are genuine. The NASD member firms may bear the risk of any loss in the event of such a transaction. Additional information about investing through a broker-dealer is contained in the Funds' Statement of Additional Information.

SHARE CERTIFICATES: The Funds do not issue share certificates unless specifically requested. Maintaining shares in uncertificated form minimizes the risk of loss or theft of a share certificate. A lost, stolen or destroyed certificate can only be replaced upon obtaining a sufficient indemnity bond. The cost of such a bond, which is borne by the shareholder, can be 2% or more of the value of the missing certificate. To resolve questions concerning documents, contact the Transfer Agent at 1-888-813-8637.


SMALL ACCOUNTS: The Board of Trustees may, in order to reduce the expenses of the Funds, redeem all of the shares of any shareholder (other than a qualified retirement plan) whose account has declined to a net asset value of less than $2,000, as a result of a transfer or redemption. The Funds would give shareholders whose shares were being redeemed 60 days prior written notice in which to purchase sufficient shares to avoid such redemption. If the shareholders do not purchase additional shares within this period, their shares will be redeemed at the net asset value determined as of the close of business on the business day following the end of the 60-day period.


DIVIDEND AND TAX INFORMATION

The Funds typically distribute their respective net income or capital gains one time during each calendar year, usually in December. For the convenience of investors, each Fund reinvests all income dividends and capital gains distributions in full and fractional shares of the respective Fund, unless the shareholder has given prior written notice to the transfer agent that the payment should be made in cash.

All dividends from net investment income together with those derived from the excess of net short-term capital gain over net long-term capital loss (collectively, "income dividends"), will be taxable as ordinary income to shareholders whether or not paid in additional shares. Any distributions derived from the excess of net long-term capital gain over net short-term capital loss ("capital gains distributions") are taxable as long-term capital gains to shareholders regardless of the length of time a shareholder has owned his shares. Any loss realized upon the redemption of shares within six months after the date of their purchase will be treated as a long-term capital loss to the extent of amounts treated as distributions of net long-term capital gain during such six-month period. The exchange of one Fund's shares for shares of another Fund will be treated as a sale and any gain thereon may be subject to federal income tax.

Income dividends and capital gains distributions are taxed in the manner described above, regardless of whether they are received in cash or reinvested in additional shares. Shareholders of each Fund will receive information annually on Form 1099 with respect to the amount and nature of income and gains to assist them in reporting the prior calendar year's distributions on their Federal income tax return.

Distributions which are declared in October, November, or December but which are not paid to shareholders until the following January will be treated for tax purposes as if received on December 31 of the year in which they were declared.


Each Fund may liquidate the account of any shareholder who fails to furnish its certificate of taxpayer identification number within 30 days after the date the account was opened.


Because each shareholder's tax situation is unique, shareholders should consult their tax Advisors with respect to applicable foreign, state and local taxes.

ADDITIONAL INFORMATION

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

Also, a Statement of Additional Information about the Funds has been filed with the Securities and Exchange Commission. This Statement (which is incorporated in its entirety by reference in this Prospectus) contains more detailed information about the Funds.

The Funds' annual and semi-annual reports and the Funds' Statement of Additional Information are available without charge upon written request to CornerCap Investment Counsel, Inc., The Peachtree, Suite 1700, 1355 Peachtree Street NE, Suite 1700, Atlanta, Georgia 30309, or by calling (888) 813-8637.

For questions about shareholder services, you may contact the Funds by telephone at (888) 813-8637 or (404) 892-9313, or by facsimile sent to (404) 892-9353.

For questions regarding investment objectives of the Funds, you may contact the Funds by telephone at (800) 728-0670 or (404) 870-0700, or by facsimile sent to
(404) 870-0770.

You can also review or obtain copies of these reports by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. or by sending your request and a duplicating fee to the Public Reference Room Section of the Commission, Washington, D.C. 20549-6009. Information on the operation of the public reference room may be obtained by calling the Commission at (800) SEC-0330.

Reports and other information about the Funds can also be viewed online on the Commission's Internet site at http://www.sec.gov.


THE CORNERCAP GROUP OF FUNDS INVESTMENT ACT FILE NUMBER:
811-4581

                                [CORNERCAP LOGO]


                          A "Series" Investment Company


                             CORNERCAP BALANCED FUND
                         CORNERCAP SMALL-CAP VALUE FUND
                         CORNERCAP EMERGING GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION



                                  July 30, 2001




The CornerCap Balanced Fund (the "Balanced Fund"), the CornerCap Small-Cap Value Fund (the "Small-Cap Value Fund") and the CornerCap Emerging Growth Fund (the "Emerging Growth Fund") are diversified series (collectively, the "Funds") of the CornerCap Group of Funds, an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") as required by the Investment Company Act of 1940 (the "1940 Act").


This Statement of Additional Information incorporates information by reference from the Funds' Annual Reports to shareholders for the fiscal year ended March 31, 2001. These reports also accompany this Statement of Additional Information (except that there is no Annual Report for the Emerging Growth Fund since it began operations in July 2000). Additional copies are available, without charge, by contacting the Funds at the telephone number below.

This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the Prospectus of the Funds dated July 30, 2001, as may be amended from time to time (the "Prospectus"). Copies of the Prospectus may be obtained from CornerCap Investment Counsel, Inc., the Funds' investment advisor (the "Advisor") at the following address:



                       CORNERCAP INVESTMENT COUNSEL, INC.
                            The Peachtree, Suite 1700
                              1355 Peachtree Street
                                Atlanta, GA 30309


            Voice: (888) 813-8637             Facsimile: (404) 870-0770

                          THE CORNERCAP GROUP OF FUNDS

             CORNERCAP BALANCED FUND CORNERCAP SMALL-CAP VALUE FUND
                         CORNERCAP EMERGING GROWTH FUND



                                             TABLE OF CONTENTS
                     -----------------------------------------------------------------



General Information......................................................................................1
Investment Objectives, Policies and Risks................................................................1
         Repurchase Agreements...........................................................................1
         Foreign Securities..............................................................................2
         Options.........................................................................................2
         Futures Contracts and Options On Futures Contracts..............................................3
         Forward Foreign Currency Exchange Contracts.....................................................4
         Swap Agreements.................................................................................4
         Mortgage-Related Securities.....................................................................4
         Risks of Mortgage-Related Securities............................................................6
         Convertible Securities..........................................................................6
         General.........................................................................................6
Portfolio Turnover.......................................................................................7
Investment Restrictions..................................................................................7
Fundamental Investment Limitations for Balanced Fund.....................................................7
Fundamental Investment Limitations for Small Cap Value Fund..............................................8
Fundamental Investment Limitations for Emerging Growth Fund..............................................9
         Borrowing.......................................................................................9
         Commodities....................................................................................10
         Diversification................................................................................10
         Industry Concentration.........................................................................10
         Investing for Control..........................................................................10
         Investment Companies...........................................................................10
         Loans..........................................................................................10
         Margin.........................................................................................10
         Pledging Assets................................................................................10
         Real Estate....................................................................................10
         Senior Securities..............................................................................10
         Underwriting...................................................................................10
         Code of Ethics.................................................................................10
Principal Shareholders..................................................................................12
Advisory and Administration Arrangements................................................................12
         Advisory and Operations Services Agreements....................................................12
         Advisory Agreements............................................................................13
         Services Agreements............................................................................14
         Administrator, Transfer Agent, Accounting Services Agent.......................................13
         Custodian......................................................................................14
         Independent Public Accountants.................................................................14
         Distributor....................................................................................14
Portfolio Transactions and Brokerage....................................................................14
Capitalization..........................................................................................16
Purchase and Redemption of Shares.......................................................................17
         Exchange Privilege.............................................................................17
         Telephone Purchases, Exchanges, and Redemptions for Securities Firms...........................18



Net Asset Value.........................................................................................19
Distributions and Tax Status............................................................................19
Performance Information.................................................................................21
         Small-cap Value Fund...........................................................................21
         Balanced Fund..................................................................................22
         Performance Calculation........................................................................22
Financial Statements....................................................................................23
Appendix A..............................................................................................23

GENERAL INFORMATION


The CornerCap Group of Funds is a diversified open-end management investment company consisting of three separate portfolios, each of which represents a separate portfolio of investments. The funds currently comprising the CornerCap Group of Funds are the CornerCap Balanced Fund, the CornerCap Small-Cap Value Fund, and the CornerCap Emerging Growth Fund. The CornerCap Funds were organized on January 6, 1986, as a Massachusetts business trust.

Prior to August 13, 1990, the Small-Cap Value Fund was known as Wealth Monitors Fund; between August 13, 1990, and September 25, 1992, it was known as the Sunshine Growth Trust; from September 25, 1992, until July 28, 1995, it was known as the Cornerstone Growth Fund; from July 28, 1995 until April, 2000, it was known as the CornerCap Growth Fund.

The Balanced Fund began operations on May 24, 1997, following a reorganization of the Atlanta Growth Fund, Inc. which resulted in the Balanced Fund's acquiring the assets and assuming certain liabilities of the Atlanta Growth Fund, Inc.

The Emerging Growth Fund began operations on July 27, 2000 by assuming the assets of a predecessor private, unregistered fund, the CornerStone Microcap Fund, L.P.



INVESTMENT OBJECTIVES, POLICIES AND RISKS

Please refer to "Prospectus Summary -- Investment Objectives and Strategy," "Prospectus Summary -- Principal Risks of Investing in the Funds," and "The Fund In Detail: Investment Objectives and Principal Strategies" in the Funds' Prospectus for a full discussion of the Funds' investment objectives, principal strategies and principal risks. The information set forth below describes additional investment strategies, types of investments, investments that the Funds may make when taking a temporary defensive position, and information regarding risks of certain of these types of investments that is not addressed in the Funds' Prospectus. Following this information is information regarding portfolio turnover for the Funds that is not in the Funds' Prospectus, and information regarding the Funds' policies with respect to certain types of investment.


REPURCHASE AGREEMENTS: The Funds may engage in repurchase agreements. A repurchase agreement, which may be considered a "loan" under the Investment Company Act of 1940 as amended (the "1940 Act"), is a transaction in which a fund purchases a security and simultaneously commits to sell the security to the seller at an agreed-upon price and date (usually not more than seven days) after the date of purchase. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. The Funds' risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date. In the opinion of management, this risk is not material; if the seller defaults, the underlying security constitutes collateral for the seller's obligations to pay. This collateral, equal to or in excess of 100% of the repurchase agreement, will be held by the custodian for the Fund's assets. However, in the absence of compelling legal precedents in this area, there can be no assurance that the Funds will be able to maintain their rights to such collateral upon default of the issuer of the repurchase agreement. To the extent that the proceeds from a sale upon a default in the obligation to repurchase are less than the repurchase price, the Funds would suffer a loss. It is intended (but not required) that at no time will the market value of any of the Funds' securities subject to repurchase agreements exceed 50% of the total assets of entering into such agreement. It is intended for the Funds to enter into repurchase agreements with commercial banks and securities dealers. The Board of Trustees will monitor the creditworthiness of such entities.

FOREIGN SECURITIES: The Funds may invest directly in foreign equity securities traded on U.S. national exchanges or over-the-counter and in foreign securities represented by ADRs, as described below. The Fund may also invest in foreign currency-denominated fixed-income securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions.

ADRs provide a method whereby the Funds may invest in securities issued by companies whose principal business activities are outside the United States. These securities will not be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets.

ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

OPTIONS: The Funds may purchase and write put and call options on securities. The Fund may write a call or put option only if the option is "covered" by the Funds holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Funds is not sold when it has remaining value, and if the market prices of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Funds will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Funds seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, a Fund may be unable to close out a position.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS: The Funds may invest in interest rate futures contracts and options thereon ("futures options"); the Funds may enter into foreign currency futures contracts and options; and the Funds may enter into stock index futures contracts and options thereon. Such contracts may not be entered into for speculative purposes. When a Fund purchases a futures contract, an amount of cash, U.S. Government securities, or money market instruments equal to the fair market value less initial and variation margin of the futures contract will be deposited in a segregated account to collateralize the position and thereby ensure that such futures contract is "covered."

There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. With respect to transactions for hedging, there can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the Funds' returns might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

Each Fund will only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. Each Fund will use financial futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the Commodity Futures Trading Commission, or, with respect to positions in financial futures and related options that do not qualify as "bona fide hedging" positions, will enter into such non-hedging positions only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would not exceed 5% of the Fund's total assets.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Balanced Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. Such contracts may not be entered into for speculative purposes. The Balanced Fund will not enter into forward contracts if, as a result, more than 10% of the value of its total assets would be committed to the consummation of such contracts, and will segregate assets or "cover" its positions consistent with requirements under the 1940 Act to avoid any potential leveraging of the Fund.

SWAP AGREEMENTS: The Balanced Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Balanced Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap;" interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Balanced Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Balanced Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Balanced Fund) and any accrued but unpaid net amounts owed to a swap counterpart will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or high- grade debt obligations, to avoid any potential leveraging of the Fund. The Balanced Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.

MORTGAGE-RELATED SECURITIES: The Balanced Fund may invest in mortgage-backed and other asset-backed securities. These securities include mortgage pass-through certificates, collateralized mortgage obligations, mortgage-backed bonds and securities representing interests in other types of financial bonds.

Mortgage pass-through securities representing interests in "pools" of mortgage loans in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities).

Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ["GNMA"]); or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ["FNMA"] or the Federal Home Loan Mortgage Corporation ["FHLMC"], which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations).

CMOs are securities which are typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FNMA, or FHLMC. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semiannually. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes will receive principal only after the first class has been retired. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests.

In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass- through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds can provide that they are callable by the issuer prior to maturity).

Asset-backed securities are securities representing interests in other types of financial assets, such as automobile-finance receivables or credit-card receivables. Such securities are subject to many of the same risks as are mortgage-backed securities, including prepayment risks and risks of foreclosure. They may or may not be secured by the receivables themselves or may be unsecured obligations of their issuers.

RISKS OF MORTGAGE-RELATED SECURITIES: Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

CONVERTIBLE SECURITIES: Although the equity investments of the Funds consist primarily of common and preferred stocks, the Funds may buy securities convertible into common stock if, for example, the Advisor believes that a company's convertible securities are undervalued in the market. Convertible securities eligible for purchase by the Funds include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of the Fund; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.

GENERAL: Notwithstanding the foregoing, the Funds do not currently anticipate investing more than 5% of their respective assets in repurchase agreements, foreign securities, options, futures, currency contracts, swap agreements or mortgage related securities, options, futures, currency contracts, swap agreements or mortgage related securities.

PORTFOLIO TURNOVER




An annual portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding certain short-term securities) for a year and dividing that amount by the monthly average of the market value of such securities during the year. The Small-Cap Value Fund's portfolio turnover rate for the year ended March 31, 2001 was _____%. The Small-Cap Value Fund's portfolio turnover rate in the future is expected to be in the range of 30% to 70%. The Balanced Fund's portfolio turnover rate for the year ended March 31, 2001 was ____%. The Balanced Fund's portfolio turnover rate in the future is expected to be in the range of 30% to 70%. The Emerging Growth Fund began operations in July, 2000. The emerging Growth Fund's turnover rate for the year ended March 31, 2001 was ______%. The Emerging Growth Fund's Portfolio turnover rate in the future is expected to be in the range of _____% to _____%. For each Fund, higher turnover would involve correspondingly greater commissions and transaction costs.





INVESTMENT RESTRICTIONS


The Funds will not make certain investments if thereafter more than 15% of the value of their net assets would be invested in illiquid assets. The investments included in this 15% limit are (i) those which are illiquid, e.g., those which are subject to restriction as to disposition under Federal securities laws, (ii) fixed time deposits subject to withdrawal penalties (other than overnight deposits), (iii) repurchase agreements having a maturity of more than seven days, and (iv) investments which are not readily marketable. This 15% limit does not include obligations payable at principal amount plus accrued interest within seven days after purchases.


FUNDAMENTAL INVESTMENT LIMITATIONS FOR BALANCED FUND

The Balanced Fund is subject to the following investment restrictions which are fundamental policies that cannot be changed without the approval of the holders of a "majority" (as defined by the Investment Company Act of 1940) of the Balanced Fund's outstanding securities:

    1. With respect to 75% of its total assets, the Fund may not: (i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities. Additionally, the Fund will limit the aggregate value of holdings of a single issuer (except U.S. Government and cash items, as defined in the Code) to a maximum of 25% of the Fund's total assets.

    2. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

    3. Issue senior securities, borrow money or pledge its assets except as permitted by the 1940 Act.

    4. Purchase any security if as a result the Fund would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) less than one year old;

    5. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or Trustee of the Fund or officer or director of the Advisor owns more than 1/2 of 1% of the outstanding securities of such issuer, and such Trustees, officers and Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer;

    6. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

    7.   Make investments for the purpose of exercising control or management;

    8. Participate on a joint, or joint and several basis in any trading account in securities;

    9. Invest in securities of other registered investment companies except as permitted by Section 12 of the 1940 Act;

    10. Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the common stock of companies which invest in or sponsor such programs;

    11.  Make loans, except through repurchase agreements;

    12. Purchase warrants if as a result the Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants, or if more than 2% of the value of the Fund's total net assets would be invested in warrants which are not listed on the New York or American Stock Exchanges, except for warrants included in units or attached to other securities; and

    13. Buy or sell commodities or commodity contracts, or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate. It may buy or sell futures contracts or options thereon for hedging purposes as described in the Fund's prospectus.


FUNDAMENTAL INVESTMENT LIMITATIONS FOR SMALL CAP VALUE FUND

The Small Cap Value Fund is subject to the following investment restrictions which are fundamental policies that cannot be changed without the approval of the holders of a majority (as defined by the Investment Company Act of 1940) of the Fund's outstanding securities:

    1. With respect to 75% of its total assets, the Fund may not: (i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities. Additionally, the Fund will limit the aggregate value of holdings of a single issuer (except U.S. Government and cash items, as defined in the Code) to a maximum of 25% of the Fund's total assets.

    2. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

    3. Issue senior securities, borrow money or pledge its assets except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 33% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings; the Fund will not purchase any additional portfolio securities while such borrowings are outstanding;

    4. Purchase any security if as a result the Fund would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) less than three years old;

    5. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or Trustee of the Fund or officer or director of the Advisor owns more than 1/2 of 1% of the outstanding securities of such issuer, and such Trustees, officers and Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer;

    6. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

    7.   Make investments for the purpose of exercising control or management;

    8. Participate on a joint, or joint and several basis in any trading account in securities;

    9.   Invest in securities of other registered investment companies;

    10. Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the common stocks of companies which invest in or sponsor such programs;

    11.  Make loans, except through repurchase agreements;

    12. Purchase warrants if as a result the Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants, or if more than 2% of the value of the Fund's total net assets would be invested in warrants which are not listed on the New York or American Stock Exchanges, except for warrants included in units or attached to other securities;

    13. Buy or sell commodities or commodity contracts, or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate. It may buy or sell futures contracts or options thereon for hedging purposes as described in the Fund's prospectus.


FUNDAMENTAL INVESTMENT LIMITATIONS FOR EMERGING GROWTH FUND

The Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a "majority" (as defined by the Investment Company Act of 1940) of the Fund's shares.

BORROWING: The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 33% of the Fund's net assets. The Fund may borrow money through banks or reverse repurchase agreements only, and must comply with all applicable regulatory conditions.

COMMODITIES: The Fund may not invest in commodities, except that it may invest in bond or stock index futures contracts, bond or stock options and options on bond or stock index futures contracts.



DIVERSIFICATION: With respect to 75% of its total assets, the Fund may not: (i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities. The Fund will limit the aggregate value of all holdings Additionally, the Fund will limit the aggregate value of holdings of a single issuer (except U.S. Government and cash items, as defined in the Code) to a maximum of 25% of the Fund's total assets.

INDUSTRY CONCENTRATION: The Fund may not invest more than 25% of its total assets in any one industry.

INVESTING FOR CONTROL:* The Fund may not invest in a company for purposes of controlling its management.

INVESTMENT COMPANIES:* The Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares the Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

LOANS: The Fund may not lend money to any person except by purchasing fixed income securities that are publicly distributed or lending its portfolio securities

MARGIN:* The Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.

PLEDGING ASSETS:* The Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.


REAL ESTATE: The Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate and bonds secured by real estate.

SENIOR SECURITIES: The Fund may not issue senior securities, except in compliance with the 1940 Act.

UNDERWRITING: The Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

The investment limitations above are considered at the time that investment securities are purchased.

*These limitations are non-fundamental and, therefore are subject to change at the discretion of the Fund's Board of Trustees.

MANAGEMENT

The Board of Trustees is responsible for the overall management of the Funds, including general supervision and review of its investment activities. The officers, who administer the Funds' daily operations, are appointed by the Board of Trustees. The current Trustees and principal officers of the Funds, their addresses, and their principal occupations for the past five years are set forth below. "Interested" trustees, as defined by the 1940 Act, are designated below by an asterisk.

NAME (Age)
Address
(A)  Position With Trust
(B)  Principal Occupations During Past Five Years


THOMAS E. QUINN (55)*
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA  30309
(A)  Trustee, President, CFO, and Treasurer
(B)  President, CornerCap Investment Counsel

GENE A. HOOTS (61)*
3000 Big Oak Dr.
Charlotte, NC  28210
(A)  Vice President
(B)  Chairman Emeritus, CornerCap Investment Counsel

RICHARD T. BEAN (38)
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309
(A)  Vice-President
(B)  Portfolio Manager, CornerCap Investment Counsel
     Assistant Controller, Godwins Inc. (an
     employee benefit plan administrator)

JOHN A. HACKNEY, III (34)
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA  30309
(A)  Secretary
(B)  Compliance Officer, CornerCap Investment Counsel

RICHARD L. BOGER (54)
3495 Piedmont Road, NE, Suite 718
Building 11
Atlanta,  GA 30305
(A) Trustee
(B) President, Export Insurance Services, Inc.

G. HARRY DURITY (54)
1 ADP Boulevard
Roseland, NJ  07068-1728
(A)  Trustee
(B)  Sr. Vice President, Corporate Development,
     Automatic Data Processing, Inc.

LAURIN M. MCSWAIN (49)
706 Monarch Plaza
3414 Peachtree Road, NE
Atlanta, GA  30326
(A)  Trustee
(B)  Attorney, Bloodworth & McSwain




The Small-Cap Value Fund incurred aggregate Trustees' fees and expenses for fiscal years ended March 31, 2001 of $________. The Balanced Fund incurred aggregate Trustees' fees and expenses for fiscal year ended March 31, 2001, of $________. The Emerging Growth Fund began operations in July, 2000; and incurred aggregate Trustees fees and expenses for the fiscal year ended March 31, 2001 of $__________. Trustees who are not affiliated with the Advisor receive $500 from the Small-Cap Value Fund, $250 from the Balanced Fund, and $______ from the Emerging Growth Fund per regular meeting and committee meeting attended, plus reimbursement of out of pocket expenses for attending Board meetings. During the fiscal year ended March 31, 2000, each non-affiliated trustee received $2,000 from the Small-Cap Value Fund,$1,000 from the Balanced Fund, and $_______ from the Emerging Growth Fund on account of fees, plus reimbursement of expenses.

The members of the Board of Trustees may elect as of May 2001, to receive all or part of their compensation in shares in one or more of the Funds in lieu of cash compensation. Each member of the Board of Trustees may elect the Fund or Funds in which he or she wishes to receive such compensation.

CODE OF ETHICS: The Funds and the Advisor have adopted a code of ethics that applies to their respective officers, directors and employees. Personnel subject to the code of ethics may invest in securities, including those held by the Fund, subject to insider trading and other restrictions in the code.


PRINCIPAL SHAREHOLDERS


As of March 31, 2001, John C. Staton, Jr., is a record holder of 35.0% of the CornerCap Emerging Growth Fund's outstanding shares. Mr. Staton's address is 191 Peachtree Street, Atlanta, GA 30303.

As of March 31, 2001, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Balanced Fund.

As of March 31, 2001, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Small-Cap Value Fund.


ADVISORY AND ADMINISTRATION ARRANGEMENTS

Reference is made to "Management--Investment Advisor" and "Management--Portfolio Management" in the Prospectus for certain information concerning the management and advisory arrangements of the Funds.

ADVISORY AND OPERATIONS SERVICES AGREEMENTS: CornerCap Investment Counsel, Inc. (the "Advisor") has entered into an Investment Advisory Agreement with each Fund to provide investment management services to the Fund (the "Advisory Agreements"). In addition to the Advisory Agreements, the Advisor has entered into an Administrative Services Agreement with each Fund to provide, or make arrangements for the provision of, virtually all day-to-day operational services to the Fund (the "Services Agreements").

The Advisor was organized as a Georgia corporation and registered with the SEC as an investment advisor in 1989. The Advisor is controlled by Thomas E. Quinn who owns a controlling interest of the Advisor's outstanding shares. The Advisor's offices are located at The Peachtree, Suite 1700, 1355 Peachtree Street, Atlanta, Georgia 30309.


As explained in the Prospectus, the terms of the Advisory Agreements and the Services Agreements empower the Advisor, subject to the Board of Trustees of the CornerCap Group of Funds, to manage each respective Fund's assets and provide or arrange for the provision of operational and other administrative services for the day-to-day operation of each respective Fund. The Balanced Fund and Small-Cap Value fund each pay the Advisor for the services performed under its respective Advisory Agreement a monthly fee at the annual rate of 1% of each Fund's average daily net assets. Under its Services Agreement, the Balanced Fund pays the Advisor a monthly fee at the annual rate of .30% of the Fund's average daily net assets, and under its Services Agreement, the Small-Cap Value Fund pays the Advisor a monthly fee at an annual rate of .50% of the Fund's average daily net assets. Accordingly, total expenses for the Balanced Fund, excepting brokerage interest, taxes, litigation, and other extraordinary expenses, equals an annual rate of 1.30% of the daily net asset value of the Fund. Total expenses for the Small-Cap Value Fund, excepting brokerage interest, taxes, litigation, and other extraordinary expenses, is an annual rate of 1.50% of the daily net asset value of the Fund. The emerging Growth Fund pays the Advisor a monthly fee at the annual rate of 1.40% of the
Fund's average daily net assets for its securities under the Fund's Advisory Agreement with the Advisor. The Emerging Growth Fund pays the Advisor a monthly fee at an annual rate of 0.50% of the Fund's average daily net assets under its Services Agreement with the fund. Accordingly, total expenses for the Emerging Growth Fund, excepting brokerage interest, taxes, litigation, and other extraordinary expenses, is an annual rate of 1.90% of the daily net asset value of the Fund.



ADVISORY AGREEMENTS: The Balanced Fund has entered into an Investment Advisory Agreement dated November 6, 1996 with the Advisor; the Small-Cap Value Fund has entered into an Investment Advisory Agreement dated September 9, 1992 with the Advisor; and, the Emerging Growth Fund has entered into Investment Advisory Agreement with the Advisor dated July 27, 2000. The Balanced Fund and Small-Cap Value Fund each pay the Advisor for the services performed under its respective Advisory Agreement a monthly fee at the annual rate of 1% of each Fund's average daily net assets. The Emerging Growth Fund pays the advisor a monthly fee at the annual rate of 1.40% of the fund's average daily net assets under its Advisory Agreement. Each Advisory Agreement also provides that in the event the expenses of the Fund (including the fees of the Advisor and amortization of organization expenses but excluding interest, taxes, brokerage commissions and extraordinary expenses) for any fiscal year exceed the limit set by applicable regulations of a state securities commission, the Advisor will reduce its fee to each Fund by the amount of such excess up to the full amount of the advisor's annual fee. Any such reductions are accrued and paid in the same manner as the Advisor's fee and are subject to readjustment during the year. During the fiscal years ended March 31, 1999, 2000, and 2001 the Small-Cap Value Fund paid the Advisor fees of $148,217, $133,173, and $______ respectively. During the periods ended March 31, 1999, March 31, 2000, and March 31, 2001, the Balanced Fund paid the Advisor fees of $29,532, $43,797, and $______ respectively. For the period ended March 31, 2001, the Emerging Growth Fund paid the Advisor fees of $______



Unless earlier terminated, each Advisory Agreement will remain in effect from year to year if approved annually (a) by the Board of Trustees of the CornerCap Group of Funds or by a majority of the outstanding shares of the applicable Fund; and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act of 1940) of any such party. Each Advisory Agreement terminates automatically upon assignment and may be terminated without penalty on 60 days written notice at the option of either party thereto or by the vote of the shareholders of the applicable Fund.

The Advisory Agreements also provide that the Advisor shall not be liable to the Funds for any error of judgment by the Advisor or for any loss sustained by the Funds except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

SERVICES AGREEMENTS: Each Fund pays the Advisor for the services performed under its respective Services Agreement. Under the Services Agreements, the Advisor provides day-to-day operational services to the Funds. The Balanced Fund pays the Advisor a monthly fee at the annual rate of .30% of the Fund's average daily net assets. The Small

-Cap Value Fund pays the Advisor a monthly fee at an annual rate of .50% of the Fund's average daily net assets. The Emerging Growth Fund pays the Advisor a monthly fee at an annual rate of .50% of the Fund's average daily net assets.

Under their respective Services Agreements, each Fund and the Advisor have entered into several agreements with third party providers to provide, among other services, accounting, administrative, dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub-accounting and recordkeeping services to the Fund. None of the Funds is obligated to pay any expenses or fees under any of these third party agreements.

ADMINISTRATOR, TRANSFER AGENT, ACCOUNTING SERVICES AGENT: Fortune Fund Administration, Inc., The Peachtree, Suite 1775, 1355 Peachtree Street, N.E., Atlanta, Georgia 30309, serves as the Funds' Transfer Agent, Administrator, and Accounting Services Agent. As Transfer Agent, Fortune Fund Administration disburses dividends, processes new accounts, purchases, redemptions, transfers, and issues new certificates. Pursuant to the Services Agreement, the Advisor will pay all of the administration fees of Fortune Fund Administration, Inc. Fortune Fund Administration, Inc. is an affiliate of the Advisor.

CUSTODIAN: UMB Bank, N.A., 985 Grand Avenue, Kansas City, Missouri 64105, acts as the Funds' Custodian. As Custodian, UMB Bank is responsible for keeping the Funds' assets in safekeeping and to collect income.

INDEPENDENT  PUBLIC  ACCOUNTANTS:  Tait, Weller & Baker, 810 Center Plaza, Suite
800, Philadelphia, Pennsylvania 19103, serve as the Funds' independent public accountants, performing an annual audit of the Funds' accounts, assisting in the preparation of certain reports to the SEC, and preparing the Funds' tax returns.

DISTRIBUTOR: The Funds are self-distributed. They offer their shares to the public on a continuous basis. For information on the purchase and redemption of Fund shares, see "Purchase and Redemption of Shares" below.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Advisory Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held in the portfolio of the Funds by placing purchase and sale orders for the Funds, the Advisor shall select such broker-dealers ("brokers") as shall, in the Advisor's judgment, implement the policy of the Funds to achieve "best execution" --- i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Advisory Agreements to consider the reliability, integrity and financial condition of the broker.

The Advisor is also authorized by the Advisory Agreements to consider whether the broker provides brokerage and/or research services to the Funds and/or other accounts of the Advisor. The Advisory Agreements state that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Advisory Agreements provide that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid (I) were for purposes contemplated by the Advisory Agreements; (II) were for products or services which provide lawful and appropriate assistance to the Advisor's decision-making process; and (III) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information. The Funds recognize in the Advisory Agreements that, on any particular transaction, a higher than usual commission may be paid due to the difficulty of the transaction in question.

The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as services assisting the Funds in the valuation of the Funds' investments. The research which the Advisor receives for the Fund's brokerage commissions, whether or not useful to the Funds, may be useful to the Advisor in managing the accounts of the Advisor's other advisory clients.
Similarly, the research received for the commissions of such accounts may be useful to the Funds.

In the over-the-counter market, securities are frequently traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Funds directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.



During the three fiscal years ended March 31, 1999, 2000 and 2001 the Small-Cap Value Fund paid total brokerage commissions of $78,318, $35,759, and $_______ respectively. For the fiscal years ended March 31, 1999, 2000 and 2001, the Balanced Fund paid brokerage commissions of $10,115, $5,229 and $________
respectively.   The  Emerging   Growth  Fund  paid   brokerage   commissions  of
$__________.



The Balanced Fund and the SmallCap Value Fund were previously parties to Distribution Agreements with Attkisson, Carter & Akers, Inc. ("ACA"), One Buckhead Plaza, Suite 1450, 3060 Peachtree Road, N.W., Atlanta, Georgia 30305, until September 30, 1999, when the agreements were terminated. During the term of these agreements, none of the Funds had a contractual obligation to direct brokerage to ACA, but the Funds were permitted to direct brokerage to ACA when, in the opinion of the Advisor, such directed brokerage represented best execution. ACA and its principals indirectly received compensation from brokerage fees paid by the Funds to ACA with respect to portfolio securities trades for ACA's brokerage services


For the fiscal years ended March 31, 1999, through 2001, the Balanced Fund paid no brokerage commissions to ACA and effected no transactions through ACA.

For the fiscal years ended March 31, 1999, 2000 and 2001, the Small-Cap Value Fund paid brokerage commissions to ACA of

$15,096, $455, and 0 respectively. During the fiscal year ended March 31, 2000, the Small-Cap Value Fund paid 0% of its aggregate brokerage commissions to ACA, and the Fund effected 0% of its aggregate dollar amount of transactions involving the payment of commissions through ACA.


CAPITALIZATION


The Funds are series of the CornerCap Group of Funds. The Declaration of Trust of the CornerCap Group of Funds permits its Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon any Fund's liquidation, all shareholders of such Fund would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional classes of shares which differ from each other only as to dividends. The Board of Trustees has created three series of shares (i.e., the CornerCap Balanced Fund, the CornerCap Small-Cap Value Fund, and the CornerCap Emerging Growth Fund), but the Board may create additional series in the future, which have separate assets and liabilities; each of such series has or will have a designation including the word "Series" or "Fund." Income, direct liabilities and direct operating expenses of each series will be allocated directly to each series, and general liabilities and expenses of the Funds will be allocated among the series in proportion to the total net assets of each series by the Board of Trustees.


Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Matters submitted to shareholders must be approved by a majority of the outstanding securities of each series, unless the matter does not affect a particular series, in which case only the affected series' approval will be required.

The Declaration of Trust provides that the Funds' shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a trustee upon the written request of the record holders of ten percent of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or one percent of Fund shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communications to all other shareholders. Except for a change in the name of the Funds, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of its outstanding shares. The holders of shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above. The Funds may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders of more than 50% of the outstanding shares of each series, or upon liquidation and distribution of its assets, if so approved. If not so terminated, the Funds will continue indefinitely.

Under Massachusetts law, a shareholder of a Massachusetts business trust may be held liable as a partner under certain circumstances. The Declaration of Trust, however, contains an express disclaimer of shareholder liability for its acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Funds or its Trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses out of the appropriate Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds and satisfy any judgment thereon. In addition, the operation of the Funds as investment companies would not likely give rise to liabilities in excess of its assets. Thus the risk of a shareholder incurring financial loss on account of shareholder liability is highly unlikely and is limited to the relatively remote circumstances in which the Funds would be unable to meet its obligations.

PURCHASE AND REDEMPTION OF SHARES

Reference is made to "Purchasing Shares" in the Prospectus for more information concerning how to purchase shares.

EXCHANGE PRIVILEGE: You may exchange your shares in any CornerCap fund for those in another CornerCap fund on the basis of their respective NAV's at the time of the exchange. Before making any exchange, be sure to review this Prospectus closely and consider the Funds' differences. Please note that since an exchange is the redemption of shares from one fund followed by the purchase of shares in another, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless your account is tax deferred). You may make up to four exchanges during a calendar year between identically registered accounts.

The Funds reserve the right to reject any exchange request, or to modify or terminate exchange privileges at any time. Notice of all such modifications or termination will be given at least 60 days prior to the effective date of the change in privilege, except for unusual instances (such as when redemptions of the exchange are suspended under Section 22(e) of the Investment Company Act of 1940, or when sales of the fund into which you are exchanging are temporarily stopped).

If the CornerCap Group of Funds' Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the respective Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the respective Fund, in lieu of cash, in conformity with applicable rules of the SEC. The Funds, however, have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of its net asset value during any 90 day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, each Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash.

TELEPHONE PURCHASES, EXCHANGES, AND REDEMPTIONS FOR SECURITIES FIRMS: The following purchase and redemption telephone procedures have been established by the Funds for investors who purchase Fund shares through member firms of the National Association of Securities Dealers, Inc. (the "NASD") who have accounts with the Funds for the benefit of their clients. Telephone purchases and redemptions will be effected by the Funds only through such NASD members, who in turn will be responsible for crediting the investor's account at the NASD member with the amount of any purchase or redemption pursuant to its account agreement with the investor's instruction to purchase or redeem Fund shares. NASD member firms may charge a reasonable handling fee for providing this service. Such fees are established by each NASD member acting independently from the Funds and none of the Funds nor the Distributor receives any part of such fees. Such handling fees may be avoided by investing directly with the Funds through the Distributor, but investors doing so will not be able to avail themselves of the Funds' telephone privileges.

Member firms of the NASD may telephone the Distributor at (800) 628-4077 and place purchase and redemption orders on behalf of investors who carry their investments in a Fund through the member's account with the appropriate Fund.

PURCHASE BY TELEPHONE. Shares shall be purchased at the net asset value next determined after receipt of the purchase request by the applicable Fund. Payment for shares purchased must be received from the NASD member firm by the appropriate Fund by wire no later than the third business day following the purchase order. If payment for any purchase order is not received on or before the third business day, the order is subject to cancellation by the Fund and the NASD member firm's account with the Fund will immediately be charged for any loss.

REDEMPTION BY TELEPHONE. The redemption price is the net asset value next determined after the receipt of the redemption request by the applicable Fund. Payment for shares redeemed will be made or delayed as provided above under "Redeeming Shares."

By electing telephone purchase and redemption privileges, NASD member firms, on behalf of themselves and their clients, agree that none of the Funds, the Distributor nor the Transfer Agent shall be liable for following instructions communicated by telephone and reasonably believed to be genuine. Each Fund and its agents provide written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine. In addition, all telephone transactions are recorded. As a result of these and other policies, the NASD member firm may bear the risk of any loss in the event of such a transaction. If any Fund fails to employ this and other established procedures, it may be liable. Each Fund reserves the right to modify or terminate telephone privileges at any time.

NET ASSET VALUE

As indicated in the Prospectus, the net asset value per share of the Funds' shares will be determined as of 4:15 p.m. on each day that the New York Stock Exchange (the "NYSE") is open for trading. The NYSE annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Day, Washington's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, it should be noted that the NYSE may close on days not included in that announcement.

In determining the net asset value of the Funds' shares, common stocks and other securities that are listed on a national securities exchange or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m., New York time, on each day that the NYSE is open for trading, or, in the absence of recorded sales, at the last closing price on such exchange or on such System. Unlisted securities that are not included in such National Market System are valued at the closing price in the over-the-counter market. Valuations of fixed-income securities are supplied by independent pricing services used by each Fund. Valuations of fixed-income securities are based upon a consideration of yields or prices of obligations of comparable quality, coupon, maturity and type, indications as to value from recognized dealers, and general market conditions. The pricing service may use electronic data processing techniques and/or computerized matrix system to determine valuations. Fixed-income securities for which market quotations are readily available are value based upon those quotations. The procedures used by the pricing service are reviewed by the applicable Fund under the general supervision of the Trustees. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the obligation.


Foreign securities are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time each Fund is valued. Prices are obtained from the broadest and most representative market on which the securities trade. If events which materially affect the value of each Fund's investments occur after the close of the securities markets on which such securities are primarily traded, those investments may be valued by such methods as the Board of Trustees deems in good faith to reflect fair value. In determining each Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.


Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Board of Trustees. Debt securities which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent the fair market value of such assets), if their original maturity was 60 days or less.

DISTRIBUTIONS AND TAX STATUS

The Funds typically distribute their respective net income or capital gains one time during each calendar year, usually in December. For the convenience of investors, each Fund reinvests all income dividends and capital gains distributions in full and fractional shares of the respective Fund, unless the shareholder has given prior written notice to the transfer agent that the payment should be made in cash.

All dividends from net investment income together with those derived from the excess of net short-term capital gain over net long-term capital loss (collectively, "income dividends"), will be taxable as ordinary income to shareholders whether or not paid in additional shares. Any distributions derived from the excess of net long-term capital gain over net short-term capital loss ("capital gains distributions") are taxable as long-term capital gains to shareholders regardless of the length of time a shareholder has owned his shares. Any loss realized upon the redemption of shares within six months after the date of their purchase will be treated as a long-term capital loss to the extent of amounts treated as distributions of net long-term capital gain during such six-month period.

Income dividends and capital gains distributions are taxed in the manner described above, regardless of whether they are received in cash or reinvested in additional shares. Shareholders of each Fund will receive information annually on Form 1099 with respect to the amount and nature of income and gains to assist them in reporting the prior calendar year's distributions on their Federal income tax return.

Distributions which are declared in October, November, or December but which are not paid to shareholders until the following January will be treated for tax purposes as if received on December 31 of the year in which they were declared.

The exchange of one Fund's shares for shares of another Fund will be treated as a sale and any gain thereon may be subject to federal income tax.

Each Fund may liquidate the account of any of its shareholder who fails to furnish its certificate of taxpayer identification number within 30 days after date the account was opened.

Each Fund has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Code during its previous fiscal periods and intends to continue to do so in the future. A fund that is qualified under Subchapter M will not be subject to federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to its shareholders. None of the Funds anticipates being subject to Federal income or excise taxes because each Fund intends to distribute all of its net investment income and net capital gains to its shareholders for a fiscal year in accordance with the timing requirements of the Code and to meet other requirements of the Code relating to the sources of income and diversification of its assets.

When an income dividend or capital gains distribution is paid by a Fund, net asset value per share of the appropriate Fund is reduced automatically by the amount of the dividend or distribution. If net asset value per share is reduced below a shareholder's cost basis as a result, such a distribution might still be taxable to the shareholder as ordinary income or capital gain (as the case may be) although in effect it represents a return of invested capital. For this reason, investors should consider carefully the desirability of purchasing shares immediately prior to a distribution date.

None of the Funds intends to invest in foreign issuers which meet the definition in the Code of passive foreign investment companies ("PFICs"). However, foreign corporations are not required to certify their status as PFICs to potential U.S. investors, and the Funds may unintentionally acquire stock in a PFIC. Each Fund's income and gain, if any, from the holding of PFIC stock may be subject to a non-deductible tax at the Fund level.

A portion of each Fund's income dividends may be eligible for the dividends-received deduction allowed to corporations under the Code, if certain requirements are met. Investment income received by each Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

Under the Code, the Funds may be required to impose backup withholding at a rate of 31% on income dividends and capital gains distributions, and payment of redemption proceeds to individuals and other non-exempt shareholders, if such shareholders have not provided a correct taxpayer identification number and made the certifications required by the Internal Revenue Service on the account application. A shareholder in any Fund may also be subject to backup withholding if the Internal Revenue Service or a broker notifies the applicable Fund that the shareholder is subject to backup withholding. The treatment of income dividends and capital gains distributions to shareholders of the Funds under the various foreign, state, and local income tax laws may not parallel that under the Federal law. Shareholders should consult their tax adviser with respect to applicable foreign, state, and local taxes.

PERFORMANCE INFORMATION

From time to time, the Funds may publish their total return in advertisements and communications to investors. Total return information will include the Funds' average annual compounded rate of return over the most recent four calendar quarters and over the period from the Funds' inception of operations. The Funds may also advertise aggregate and average total return information over different periods of time. The Funds' total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of such shares at the end of the period, assuming reinvestment of all distributions at net asset value. Total return figures will reflect all recurring charges against the Funds' income.

Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of the Funds' total return for any period should not be considered as a representation of what an investor's total return may be in any future period.

In reports or other communications to shareholders and in advertising material, the Funds may compare performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. and similar independent services that monitor the performance of mutual funds, or unmanaged indices of securities of the type in which the Fund invests.


SMALL-CAP VALUE FUND: The average annual rates of return (unaudited) as of March 31, 2001 for the Small-Cap Value Fund for the periods listed below (since inception of management by CornerCap Investment Counsel) are as follows:


1 year                       ____%
5 years                      ____%
10 years                     ____%


As an example, based on the average annual compound rates of return listed above over these periods, you could have expected the following values (unaudited) on a $1,000 investment assuming no redemption at the end of each time period.


ONE YEAR          5 YEARS       10 YEARS
----------------------------------------

  $_____          $_____          $_____


CornerCap Investment Counsel, Inc. (formerly Cornerstone Capital Corp.) became the investment advisor to the Small-Cap Value Fund in August 1992. Prior to that time, the Small-Cap Value Fund was known by other names and was advised and managed by other entities. The Small-Cap Value Fund was organized originally on January 6, 1986. Per share income and capital changes for the last ten years of the Small-Cap Value Fund are also included in the Prospectus under "Financial Highlights" and performance information since inception is available upon request.


BALANCED FUND: The average annual rates of return as of the end of the most recent fiscal year ended March 31, 2001, and for the period beginning May 27, 1997 (since inception) for the Balanced Fund are as follows:

1 year                     ___%
Since inception            ___%

As an example, based on the average annual compound rates of return listed above over the most recent fiscal year and the period May 27, 1997 to March 31, 200 (since inception), you could have expected the following values on a $1,000 investment assuming no redemption at the end of the period (Unaudited):

ONE YEAR           SINCE INCEPTION
----------------------------------

$_____                 $_____


CornerCap Investment Counsel, Inc. (formerly Cornerstone Capital Corp.) has been investment advisor to the Balanced Fund since its inception following a reorganization of The Atlanta Growth Fund, Inc. on May 24, 1997, which resulted in the Balanced Fund assuming certain assets and liabilities of The Atlanta Growth Fund, Inc.


EMERGING GROWTH FUND: The average annual rates of return as of the end of the most recent fiscal year ended March 31, 200, and for the period beginning August 31, 1996 (since inception) for the Emerging Growth Fund are as follows:


1 year                       ____%
Since inception              ____%

As an example, based on the average annual compound rates of return listed above over the most recent fiscal year and the period August 31, 1996 to March 31,


2001 (since inception), you could have expected the following values on a $1,000 investment assuming no redemption at the end of the period (Unaudited):

ONE YEAR         SINCE INCEPTION
--------------------------------

 $_____              $_____

The performance figures include figures for the Cornerstone Microcap Fund, L.P., a private, unregistered fund which transferred its assets to the Emerging Growth Fund on July 27, 2000. The Cornerstone Microcap Fund was managed by the same Advisor as the Emerging Growth Fund. It pursued the same objective and employed the same strategies as the Emerging Growth Fund.


PERFORMANCE CALCULATION: The following is a brief description of how performance is calculated. Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1 year, 5 years, and since inception. These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated with the following formula:

         P(1+T)n = ERV

(where T = average annual total return; ERV = ending redeemable value of a hypothetical initial payment of $10,000; and n = number of years). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

FINANCIAL STATEMENTS


The financial statements of the Small-Cap Value Fund for the year ended March 31, 2001 and the report of the Small-Cap Value Fund's independent accountants are included in the Small-Cap Value Fund's Annual Report to shareholders and are incorporated by reference into this SAI. A copy of the Annual Report accompanies this SAI.

The Balanced Fund is a series of CornerCap that began operations on May 24, 1997, following the closing of a reorganization transaction with The Atlanta Growth Fund, Inc., pursuant to which the Balanced Fund assumed certain assets and liabilities of The Atlanta Growth Fund, Inc. The financial statements of the Balanced Fund for the year ended March 31, 2001, and the Report of the Balanced Fund's independent accountants are included in the Balanced Fund's Annual Report to Shareholders and are incorporated by reference into this SAI. A copy of the Annual Report accompanies this SAI.


The financial statements of the Emerging Growth fund for the year ended March 31, 2001 and the report of the emerging Growth Fund's independent accountants are included in the Emerging Growth Fund's Annual Report to shareholders and are incorporated by reference into this SAI. A copy of the Annual Report accompanies this SAI.



APPENDIX A

DEFINITIONS: Some of the terms used in the Fund's Prospectus and this Statement of Additional Information are described below.

MONEY MARKET: The term "money market" refers to the marketplace composed of the financial institutions which handle the purchase and sale of liquid, short-term, high-grade debt instruments. The money market is not a single entity, but consists of numerous separate markets, each of which deals in a different type of short-term debt instrument. These include U.S. Government obligations, commercial paper, certificates of deposit and bankers' acceptances, which are generally referred to as money market instruments.

U.S. GOVERNMENT OBLIGATIONS: U.S. Government obligations are debt securities (including bills, notes and bonds) issued by the U.S. Treasury or issued by an agency or instrumentality of the U.S. Government which is established under the authority of an Act of Congress. Such agencies or instrumentalities include, but are not limited to, the Federal National Mortgage Association, Government National Mortgage Association, the Federal Farm Credit Bank, and the Federal Home Loan Bank. Although all obligations of agencies, authorities and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from the backing of the full faith and credit of the United States to U.S. Treasury guarantees, or to the backing solely of the issuing instrumentality itself. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

BANK OBLIGATIONS: Bank obligations include certificates of deposit which are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated interest rate.

BANKERS' ACCEPTANCES: Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

TIME DEPOSITS: Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.


COMMERCIAL PAPER: Commercial paper consists of short-term (usually one to 180 days) unsecured promissory notes issued by corporations in order to finance their current operations.

CORPORATE DEBT OBLIGATIONS: Corporate debt obligations are bonds and notes issued by corporations and other business organizations, including business trusts, in order to finance their long-term credit needs.

CERTIFICATES OF DEPOSIT: Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

MORTGAGE-BACKED SECURITIES: Mortgage-backed securities are interests in a pool of mortgage loans. Most mortgage securities are pass-through securities, which means that they provide investors with payments consisting of both principal and interest as mortgages in the underlying mortgage pool are paid off by the borrowers. The dominant issuers or guarantors of mortgage securities are the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").

COLLATERALIZED MORTGAGE OBLIGATIONS: Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired.

MUNICIPAL BONDS: Municipal bonds are debt obligations which generally have a maturity at the time of issue in excess of one year and are issued to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities, or, in some cases, from the proceeds of a special excise or specific revenue source. Industrial development bonds or private activity bonds are issued by or on behalf of public authorities to obtain funds for privately operated facilities and are, in most cases, revenue bonds which do not generally carry the pledge of the full faith and credit of the issuer of such bonds, but depend for payment on the ability of the industrial user to meet its obligations (or any property pledged as security).

ZERO COUPON BONDS: Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. A Fund, if it holds zero coupon bonds in its portfolio, however, would recognize income currently for Federal tax purposes in the amount of the unpaid, accrued interest (determined under tax rules) and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from sales proceeds of portfolio securities and Fund shares and from loan proceeds. Because interest on zero coupon obligations is not paid to the Fund on a current basis but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

RATINGS OF CORPORATE DEBT OBLIGATIONS: The characteristics of corporate debt obligations rated by Moody's are generally as follows:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.


Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements. The future of such bonds cannot be considered as well assured.

B --- Bonds which are rated B generally lack characteristics of a desirable investment.

Caa -- Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds rated Ca are speculative to a high degree.

C -- Bonds rated C are the lowest rated class of bonds and are regarded as having extremely poor prospects.

The characteristics of corporate debt obligations rated by S&P are generally as follows:

AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB -- Debt rated BB is predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation. BB indicates the lowest degree of speculation; CC indicates the highest degree of speculation.

BB, B, CCC, CC -- Debt in these ratings is predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation. BB indicates the lowest degree of speculation and CC the highest.

A bond rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of, such information, or for other reasons.

RATINGS OF COMMERCIAL PAPER: Commercial paper rated A-1 by Standard & Poor's has the following characteristics: liquidity ratios are adequate to meet cash requirements; the issuer's long-term debt is rated "A" or better; the issuer has access to at least two additional channels of borrowing; and basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry.

Commercial paper rated Prime 1 by Moody's is the highest commercial paper assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and consumer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determine how the issuer's commercial paper is rated within various categories.

Determination of Credit Quality of Unrated Securities. In determining whether an unrated debt security is - of comparable quality to a rated security, the Adviser may consider the following factors, among others:

(1)    other securities of the issuer that are rated;

(2) the issuer's liquidity, debt structure, repayment schedules, and external credit support facilities;

(3)    the reliability and quality of the issuer's management;

(4) the length to maturity of the security and the percentage of the portfolio represented by securities of that issuer;

(5)    the issuer's earnings and cash flow trends;

(6) the issuer's industry, the issuer's position in its industry, and an appraisal of speculative risks which may be inherent in the industry;

(7) the financial strength of the issuer's parent and its relationship with the issuer;

(8) the extent and reliability of credit support, including a letter of credit or third party guarantee applicable to payment of principal and interest;

(9) the issuer's ability to repay its debt from cash sources or asset liquidation in the event that the issuer's backup credit facilities are unavailable;

(10)   other factors deemed relevant by the Advisor.

FORM N-1A
PART C
OTHER INFORMATION

ITEM 23:  EXHIBITS

(a) Declaration of Trust, as supplemented. Incorporated by Reference from PEA No. 13, filed November 26, 1996.

(b)  By-Laws.  Incorporated  by Reference  from PEA No. 13,  filed  November 26,
     1996.

(c)  Not Applicable.

(d) (1) Investment Advisory Agreement for Small-Cap Value Fund (dated September 9, 1992). Incorporated by Reference from PEA No. 8, filed July 29, 1993.

     (2) Investment Advisory Agreement for Balanced Fund. Incorporated by Reference from Form N-14, filed December 2, 1996.


     (3)   Investment   Advisory   Agreement  for  the  Emerging   Growth  Fund.
     Incorporated by Reference from PEA No. 22, filed on March 15, 2001.


(e)  (1) Not Applicable.

     (2) First Amendment to Distribution Agreement. Incorporated by Reference from N-14, filed December 2, 1996.

(f)  Not Applicable.

(g) (1) Custody Agreement (dated October 30, 1992). Incorporated by Reference from PEA No. 8, filed July 29, 1993.

     (2) Form of First Amendment to Custody Agreement, incorporated by reference from PEA No. 17, filed July 28, 1998.

(h) (1) (i) Accounting Services Agreement (dated October 1, 1992). Incorporated by Reference from Amendment No. 1 to Form N-14, filed February 28, 1997.

          (ii) Form of First Amendment to Accounting Services Agreement, incorporated by reference from PEA No. 17, filed July 28, 1998.

     (2) (i) Transfer Agent Agreement. Incorporated by Reference from Form N-14, filed December 2, 1996.

         (ii) Form of First Amendment to Transfer Agent Agreement, incorporated by reference from PEA No. 17, filed July 28, 1998.

     (3) (i) Administrative Agreement. Incorporated by Reference from Form N-14, filed December 2, 1996.

         (ii) Form of First Amendment to Administrative Agreement, incorporated by reference from PEA No. 17, filed July 28, 1998.

     (4) (i) Form of Operating Services Agreement for the Balanced Fund, incorporated by reference from PEA No. 16, filed May 29, 1998.

         (ii) Form of First Amendment to Operating Services Agreement for the Balanced Fund, incorporated by reference from PEA No. 17, filed July 28, 1998.

     (5) (i) Form of Operating Services Agreement for the Small-Cap Value Fund, incorporated by reference from PEA No. 16, filed May 29, 1998.

         (ii) Form of First Amendment to Operating Services Agreement for the Small-Cap Value Fund, incorporated by reference from PEA No. 17 filed
     July 28, 1998.

     (6) Form of Operating Services Agreement for the Emerging Growth Fund. Incorporated by reference from PEA No. 22 filed on March 15, 2001.


(i) Opinion of Counsel, incorporated by reference from PEA No. 17, filed July 29, 1998.

(j)  (1) Consents of Independent Auditors.

     (2) Power of Attorney. Incorporated by Reference from PEA No. 7, filed September 23, 1992 and PEA No. 9, filed July 29, 1994.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Not Applicable.

(n)  Not Applicable.

(o)  Not Applicable.



(p) CODE OF ETHICS.  Incorporated  by  reference  from PEA No. 21 filed July 26,
2001.



ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

None.

ITEM 25.  INDEMNIFICATION.

Previously filed on and incorporated by reference from PEA No. 7, filed September 23, 1992.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

CornerCap Investment Counsel (the "Advisor") is the investment advisor of the Registrant. For information as to the business profession, vocation or employment of a substantial nature of the Advisor, its directors and officers, reference is made to Part B of this Registration Statement and to Form ADV filed under the Investment Advisers Act of 1940 by the Advisor.

ITEM 27.  PRINCIPAL UNDERWRITER.

The Funds offer their shares without the engagement of a distributor.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

All shareholder account records including share ledgers, duplicate confirmation, duplicate account statements, and application forms are maintained by the Registrant's Transfer Agent, Fortune Fund Administration, Inc., The Peachtree, Suite 1775, 1355 Peachtree Street, NE, Atlanta, Georgia 30309. Certain accounting records of the Registrant are maintained by Fortune Fund Administration, Inc. in its capacity as Accounting Services Agent.

Actual portfolio securities and other investment assets (including cash) are maintained in the custody of the Registrant's Custodian Bank, UMB Bank, n.a., 928 Grand Avenue, Kansas City, MO 64105.

Records relating to the investment of the CornerCap Group of Funds, including research information, records relating to the placement of brokerage transactions, memorandum regarding investment recommendations for supporting and/or authorizing the purchase or sale of assets, and all other records of the Registrant required to be maintained pursuant to Section 31(a) of the 1940 Act, and Rule 31a-1 thereunder (such records include copies of the Declaration of Trust, By-Laws, minute books, original copies of all agreements, compliance records and reports, etc.) are maintained at CornerCap Investment Counsel, The Peachtree, Suite 1700, 1355 Peachtree St, N.E., Atlanta, Georgia, 30309.

ITEM 29.  MANAGEMENT SERVICES.

Not applicable.


ITEM 30.  UNDERTAKINGS.

The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest applicable annual report to Shareholders, upon request and without charge.

Blue Sky records are originated and maintained by Commonwealth Shareholder Services, Inc., at 1500 Forest Avenue, Suite 223, Richmond, Virginia, 23229. Duplicate copies of Blue Sky records are also maintained at CornerCap Investment Counsel (address noted above).

SIGNATURE PAGE


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Atlanta, State of Georgia, on the 31st day of May, 2001.


CORNERCAP GROUP OF FUNDS, REGISTRANT


BY:  /s/ Thomas E. Quinn
    -----------------------------------
    Thomas E. Quinn, President

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each person whose signature appears below has constituted and appointed Thomas E. Quinn as his true and lawful attorney-in-fact and agent, with full power of substitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to this Registration Statement, and to file the same, and all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or either of them, or their or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Dated as of the 31st day of May, 2001.



         /s/ Thomas E. Quinn
      ---------------------------------------
       Thomas E. Quinn, Principal Executive
       Officer, Principal Accounting Officer
       Trustee


           Richard L. Boger*
      ---------------------------------------
       Richard L. Boger, Trustee

           G. Harry Durity**
      ---------------------------------------
       G. Harry Durity, Trustee

           Laurin M. Mcswain**
      ---------------------------------------
       Laurin M. McSwain, Trustee



**BY:    /s/ Thomas E. Quinn
      ---------------------------------------
       Thomas E. Quinn, Attorney-in-fact
       Dated May 31, 2001